YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We  are pleased to report the performance of the Dreyfus Premier Limited Term
Massachusetts Municipal Fund for its semi-annual reporting period ended December
31, 1998, as shown in the following table:

                                                                                                         Annualized

                                                                         Approximate                  Distribution Rate

                                         Total Return*               Income Dividends**                 Per Share***
                                         ___________               _____________________             _________________
Class A                                      3.37%                         $0.258                           3.97%

Class B                                      3.10%                         $0.226                           3.58%

Class C                                      3.18%                         $0.226                           3.58%

Class R                                      3.50%                         $0.273                           4.34%

The Economy

   During the last six months of 1998, the main regions of the world had very different economic fundamentals. The U.S. continued to enjoy a strong economy near full employment, with unemployment only slightly above 4%. World economic weakness generated powerful enough disinflationary forces that the Federal Reserve Board (the "Fed") acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the period moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relax.

Market Environment/Portfolio Activity

   As Treasury prices escalated in the face of global financial turmoil, municipal bond prices lagged the advances in Treasury securities during the second half of 1998. The total return on the 10-year Treasury was 8.26% compared to 4.10% for the Lehman Brothers 10-year Municipal Bond Index. The impact of this underperformance was most evident in the 20- to 30-year sector where the relative yield ratio between AAA-rated municipal bonds and Treasury securities reached 98% in October. Historically, municipal bonds yielding 80% to 85% of the yields of Treasury securities indicated attractive relative value. By the end of the reporting period, this ratio was at 95%.

   There was a heavy volume of newly issued securities in the municipal marketplace. A total of $284 billion in bonds was issued in 1998, just $8 billion less than in the record-breaking year of 1993, and far outpacing the $230 billion issued in 1997. The sizeable new issue calendar, combined with global events, made for occasional volatile trading sessions.

   We believe that the environment for municipal bonds still appears to be positive. The dollar value of new issues in 1999 will likely be less than in 1998; early estimates indicate levels of new supply at $225 billion. A continuation of the favorable comparison of municipal yields vis-a-vis Treasury yields, combined with the built-in tax advantages of municipal bonds, should continue to command buyers' attention.

   In the Commonwealth of Massachusetts, good economic growth and sound financial management led to credit-rating upgrades by both Standard & Poor's and Fitch IBCA (from A+ to AA-). Job growth continued to outpace that of the nation, unemployment was low, and wealth and income levels remained high. For the seventh consecutive year, fiscal 1998 ended with a surplus, this time more than $800 million. Fiscal 1998 tax collections were 9% above the 1997 level. Liquidity has improved and the combined general fund and stabilization reserve fund balances total $1.2 billion or 6% of revenues. The Commonwealth did not use short-term borrowing for operations in either fiscal 1997 or 1998. Contributing further to the enhanced credit environment was a 1998 court ruling against a petition to eliminate tolls on the Massachusetts Turnpike.

   Some fiscal issues may bring adverse pressure on the Commonwealth's credit condition. Reductions in income and investment taxes, while positive from a competitive standpoint, will cost about $492 million annually. Additionally, there is uncertainty concerning the amount of Federal funding for the $10.8 billion Central Artery/Tunnel Project. Furthermore, the Commonwealth has estimated that it will issue $5 billion in general obligation bonds over the next five years, which will push its already high debt to levels at or near the highest in the nation. Nevertheless, we believe that economic and fiscal fundamentals remain strong for continued stability.

   The Fund maintained a bias towards a declining interest rate environment. Correspondingly, the Fund' s weighted-average maturity was opportunistically extended from 7.5 years to 8.0 years at the end of the reporting period. The Fund continues to emphasize premium coupon issues and high credit quality securities.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,


               [Kristin Lindquist signature]


               Kristin Lindquist

               Portfolio Manager

January 15, 1999

New York, N. Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Income dividends per share were exempt from Federal and Commonwealth of Massachusetts personal income taxes. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

*** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B, Class C and Class R shares, adjusted for capital gain distributions.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--96.2%                                                             Amount             Value
-------------------------------------------------------                                          ____________       ___________

Massachusetts--89.4%
Amherst 6%, 1/15/2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     200,000     $     216,374

Amherst-Pelham Regional School District 5.50%, 5/15/2003 (Insured; AMBAC). . . . . . . . .          1,000,000         1,073,660

Andover 6%, 1/15/2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           788,655

Belmont 5.50%, 1/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            585,000           635,053

Boston:

  5.25%, 10/1/2004 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,142,000

  5%, 11/1/2005 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,062,170

Boston Water and Sewer Commission, Revenue 9.25%, 1/1/2011 . . . . . . . . . . . . . . . .            100,000           142,816

Burlington:

  5.25%, 2/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           215,402

  5.25%, 2/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           268,147

Cambridge:

  6.60%, 6/15/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            675,000           706,853

  Municipal Purpose Loan 5.60%, 11/1/2001  . . . . . . . . . . . . . . . . . . . . . . . .            500,000           528,410

Cohasset, Municipal Purpose Loan, 6.90%, 11/1/2000 (Insured; MBIA) . . . . . . . . . . . .            150,000           159,526

Easton, Municipal Purpose Loan 6%, 9/15/2006 . . . . . . . . . . . . . . . . . . . . . . .            105,000           113,673

Franklin 6.25%, 11/15/2005 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . .            430,000           487,555

Frontier Regional School District 5.50%, 6/15/2014 (Insured; AMBAC). . . . . . . . . . . .          1,000,000         1,071,680

Haverhill 6%, 6/15/2005 (Insured; FGIC). . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           834,855

Martha's Vineyard, Land Bank Revenue 5.50%, 5/1/2011 . . . . . . . . . . . . . . . . . . .          1,030,000         1,129,787

Mashpee, Municipal Purpose Loan 6.25%, 2/1/2006 (Insured; MBIA). . . . . . . . . . . . . .          1,000,000         1,134,460

Massachusetts:

 Consolidated Loan:

    7%, 7/1/2006 (Insured; MBIA, Prerefunded 7/1/2000) (a) . . . . . . . . . . . . . . . .            500,000           536,190

    5.25%, 8/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            850,000           888,190

  Refunding 6.50%, 8/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000           706,890

Massachusetts Bay Transportation Authority, Massachusetts General Transportation
System:

  5.25%, 3/1/2011 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,077,880

  5%, 3/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           975,200

  Refunding 5.90%, 3/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            550,000           600,506

Massachusetts Education Loan Authority, Education Loan Revenue

  6.20%, 7/1/2013 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,098,560

Massachusetts Federal Highway Grant, Anticipation Notes 5.25%, 6/15/2013 . . . . . . . . .          1,000,000         1,055,330

Massachusetts Health and Educational Facilities Authority, Revenue:

  (Brandeis University) 5.25%, 10/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . .          1,000,000         1,051,960

  (Brigham & Womens Hospital)

    6.75%, 7/1/2024 (Insured; MBIA, Prerefunded 7/1/2001) (a)  . . . . . . . . . . . . . .          2,000,000         2,186,680

  (Harvard University):

    6.20%, 12/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,069,030

    Refunding 6.50%, 11/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           796,362

  (Institute of Technology) 5.20%, 1/1/2028  . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,056,600

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount             Value
-------------------------------------------------------                                          ____________       ___________

Massachusetts (continued)

Massachusetts Health and Educational Facilities Authority, Revenue (continued):

  (Jordan Hospital) 5%, 10/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     500,000     $     507,650

  (Northeastern University) 5.50%, 10/1/2009 (Insured; MBIA) . . . . . . . . . . . . . . .            420,000           464,440

  (Partners Healthcare Systems) 5.25%, 7/1/2004 (Insured; FSA) . . . . . . . . . . . . . .          1,000,000         1,062,440

  Refunding:

    (Boston College) 5%, 6/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           502,035

    (Dana-Farber Cancer Institute) 5.55%, 12/1/2003 (Insured; FGIC)  . . . . . . . . . . .            400,000           428,832

    (Jordan Hospital) 6.875%, 10/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,078,130

  (Salem Hospital) 8.15%, 7/1/2014 (Prerefunded 7/1/1999) (a)  . . . . . . . . . . . . . .            750,000           783,705

  (South Shore Hospital):

    7.50%, 7/1/2010 (Insured; MBIA, Prerefunded 7/1/2000) (a)  . . . . . . . . . . . . . .            350,000           377,709

    7.50%, 7/1/2020 (Insured; MBIA, Prerefunded 7/1/2000) (a)  . . . . . . . . . . . . . .            500,000           539,585

  (Wentworth Institute of Technology):

    7.15%, 4/1/2000 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            225,000           235,645

    7.40%, 4/1/2010 (Insured; AMBAC, Prerefunded 4/1/2000) (a) . . . . . . . . . . . . . .            220,000           235,292

Massachusetts Housing Finance Agency, SFHR:

  6%, 6/1/2014 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,279,908

  5.75%, 12/1/2029 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            465,000           483,619

Massachusetts Industrial Finance Agency:

  Electric Revenue (Nantucket Electric Co. Project) 6.75%, 7/1/2006 (Insured; AMBAC) . . .          1,400,000         1,618,400

  Museum Revenue, Refunding (Museum of Fine Arts of Boston)

    5.375%, 1/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,084,440

  Revenue:

    (Babson College) 5.75%, 10/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . .            555,000           619,990

    (Brooks School):

       5.70%, 7/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            260,000           279,542

       5.75%, 7/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            275,000           297,052

       5.80%, 7/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            290,000           313,844

       5.85%, 7/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            305,000           330,040

    (Concord Academy) 5.50%, 9/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,268,550

    Refunding:

       (College of The Holy Cross):

         5.50%, 3/1/2005 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,081,880

         5.50%, 3/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          1,145,000         1,252,905

       (Worcester Polytechnic) 5.35%, 9/1/2006 . . . . . . . . . . . . . . . . . . . . . .            850,000           920,525

    (St. John's School, Inc.) 5.70%, 6/1/2018  . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,045,640

    (Tufts University):

       5.50%, 2/15/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           820,418

       5.50%, 2/15/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          1,595,000         1,751,087

       5.50%, 2/15/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            665,000           732,425

    (Wentworth Institute of Technology) 5.55%, 10/1/2013 . . . . . . . . . . . . . . . . .            500,000           514,975

Massachusetts Port Authority, Revenue 7%, 7/1/2000 (Insured; FGIC) . . . . . . . . . . . .          1,000,000         1,051,840

Massachusetts Special Obligation, Revenue:

  (Highway Improvement Loan) 5.80%, 6/1/2000 . . . . . . . . . . . . . . . . . . . . . . .            880,000           910,280

  Refunded (Consolidated Loan) 5.25%, 6/1/2010 . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,080,370

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount             Value
-------------------------------------------------------                                          ____________       ___________

Massachusetts (continued)

Massachusetts Water Pollution Abatement Trust:

  (Pool Loan Program) 6.125%, 2/1/2007 (Insured; FSA)  . . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,135,000

  Water Pollution Abatement Revenue:

    (New Bedford Loan Program):

       6%, 2/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,094,650

       Refunding 5.25%, 8/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           534,405

    (Seso Loan Program) 5.25%, 8/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . .          1,050,000         1,123,574

Massachusetts Water Resource Authority:

  5.30%, 11/1/2010 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,070,330

  7.125%, 4/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           522,845

  Refunding:

    5.875%, 11/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           541,720

    5.50%, 8/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           550,620

Mendon Upton Regional School District, 6%, 6/1/2007 (Insured; FGIC). . . . . . . . . . . .            600,000           678,924

Milford 5.375%, 8/15/2011 (Insured; MBIA). . . . . . . . . . . . . . . . . . . . . . . . .            500,000           537,435

Nantucket, Refunding:

  5%, 7/15/2003 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            875,000           918,199

  5%, 7/15/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,006,500

North Attleborough 5.50%, 3/1/2006 (Insured; AMBAC). . . . . . . . . . . . . . . . . . . .          1,000,000         1,088,190

Northampton, School Project Loan 6.40%, 5/15/2004 (Insured; MBIA). . . . . . . . . . . . .            750,000           839,505

Quabbin Regional School District, Refunding 6%, 6/15/2008 (Insured; AMBAC) . . . . . . . .            780,000           887,640

Rockport 6.90%, 12/15/2007 (Prerefunded 12/15/1999) (a). . . . . . . . . . . . . . . . . .          1,000,000         1,065,380

Somerville 6%, 2/15/2007 (Insured; FSA). . . . . . . . . . . . . . . . . . . . . . . . . .            775,000           875,983

Southeastern University Building Authority, Project Revenue, Refunding

  5.90%, 5/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           556,355

Springfield:

  (Municipal Purpose Loan) 5.25%, 11/15/2012 (Insured; FSA)  . . . . . . . . . . . . . . .          2,000,000         2,110,960

  (School Project Loan) 6.10%, 9/1/2002 (Insured; AMBAC) . . . . . . . . . . . . . . . . .            600,000           648,594

Uxbridge, Municipal Purpose Loan, Refunding

  6.125%, 11/15/2005 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           563,680

  6.125%, 11/15/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .            525,000           600,983

Worchester, Municipal Purpose Loan:

  5.25%, 7/1/2004 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            650,000           691,906

  5.25%, 7/1/2005 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            650,000           695,143

  5.25%, 11/1/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,076,790

  Refunding 6.25%, 7/1/2010 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            755,000           887,472

Yarmouth 8.60%, 10/1/2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           108,664

U.S. Related--6.8%

Puerto Rico Commonwealth, Refunding

  6.25%, 7/1/2011 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,050,000         1,246,392

Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue

  6.25%, 7/1/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,182,890

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount             Value
-------------------------------------------------------                                          ____________       ___________

U.S. Related (continued)

Puerto Rico Electric Power Authority, Power Revenue

  6.50%, 7/1/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,158,860

Puerto Rico Public Buildings Authority, Revenue 6.75%, 7/1/2005 (Insured; AMBAC) . . . . .          1,000,000         1,161,310

University of Puerto Rico, University Revenue 6.25%, 6/1/2005. . . . . . . . . . . . . . .            750,000           848,580

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $75,427,318) . . . . . . . . . . . . . . . . .                          $78,773,126

                                                                                                                  _____________


Short-Term Municipal Investments--2.4%
-------------------------------------------------------

Massachusetts:

Massachusetts Health and Educational Facilities Authority, Revenue, VRDN:

  (Amherst College) 3.90% (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     100,000     $     100,000

  (Capital Asset Program):

    3.20% (Insured; MBIA) (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           300,000

    3.20% (Insured; MBIA) (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           100,000

    3.20% (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000           600,000

  (Newton Wellesley Hospital) 3.80% (Insured; MBIA) (b)  . . . . . . . . . . . . . . . . .            200,000           200,000

Massachusetts Housing Finance Agency, Refunding, VRDN

  (Multi-Family Housing Project) 3.80% (Collateralized; FNMA) (b)  . . . . . . . . . . . .            100,000           100,000

Massachusetts Industrial Finance Agency, Revenue, Refunding, VRDN

  (Showa Womans Institute, Inc.) 3.25% (b) . . . . . . . . . . . . . . . . . . . . . . . .            600,000           600,000

                                                                                                                  _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $2,000,000) . . . . . . . . . . . . . . . . .                         $  2,000,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $77,427,318) . . . . . . . . . . . . . . . . . . . . . . . . . . .              98.6%       $80,773,126

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.4%      $  1,142,237
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $81,915,363
                                                                                                      _______     _____________


DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FNMA        Federal National Mortgage Association                   SFHR        Single Family Housing Revenue

FSA         Financial Security Assurance                            VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               _______                           ________________                _________________
AAA                                Aaa                               AAA                                  75.3%

AA                                 Aa                                AA                                   13.6

A                                  A                                 A                                     3.1

BBB                                Baa                               BBB                                   5.5

F1+, F-1                           MIG1, VMIG1 & P1                  SP1, A1                               2.5

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)Securities payable on demand. Variable interest rate--subject to periodic change.

(c)  At December 31, 1998, 36.5% of the Fund's net assets are insured by MBIA.

(d)At December 31, 1998, the Fund had $22,452,204 (27.4% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from education projects.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 1998 (UNAUDITED)

                                                                                                     Cost             Value
                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .      $77,427,318       $80,773,126

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,296,494
                                                                                                                   ____________

                                                                                                                     82,069,620
                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               37,759

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                1,146

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                               16,569

                                 Payable for shares of Beneficial Interest redeemed  . . .                               98,783
                                                                                                                   ____________

                                                                                                                        154,257
                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $81,915,363
                                                                                                                   ____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $78,566,807

                                 Accumulated net realized gain (loss) on investments . . .                                2,748

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 3  . . . . . . . . . . . . . . . .                            3,345,808
                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $81,915,363
                                                                                                                   ____________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                           Class A              Class B            Class C           Class R
                                                         ____________        _____________       ____________     _____________
Net Assets . . . . . . . . . . . . . . . . . . . . . .    $17,037,186          $1,107,172            $314,162       $63,456,843

Shares Outstanding . . . . . . . . . . . . . . . . . .      1,363,846              88,426              25,060         5,079,143

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . .         $12.49              $12.52              $12.54            $12.49
                                                              _______              _______            _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $1,858,687

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   191,255

                                 Distribution and service fees--Note 2(b)  . . . . . . . .             25,603

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              216,858

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,641,829

                                                                                                                    ___________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . . . . . .       $     54,227

                                 Net realized gain (loss) on financial futures . . . . . .            (50,863)

                                                                                                  ___________

                                    Net Realized Gain (Loss) . . . . . . . . . . . . . . .                                3,364

                                 Net unrealized appreciation (depreciation) on investments . .                          935,870

                                                                                                                    ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                              939,234

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $2,581,063

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                           December 31, 1998    Year Ended

                                                                                               (Unaudited)      June 30, 1998
                                                                                           __________________   _____________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  1,641,829       $  2,602,611

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . .                 3,364             34,608

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . .               935,870            991,497

                                                                                              ____________       ____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .             2,581,063          3,628,716
                                                                                              ____________       ____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (351,213)          (693,581)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (14,903)           (20,716)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (5,201)            (3,463)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,270,512)        (1,884,851)

  Net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (7,442)           (62,410)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (444)            (2,165)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (124)              (207)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (26,730)          (148,583)
                                                                                              ____________       ____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,676,569)        (2,815,976)
                                                                                              ____________       ____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               916,977          2,367,545

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               509,998            187,900

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                25,131            280,514

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,306,051          26,924,745

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               246,935            559,919

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,256              8,878

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,319              3,253

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               524,341            749,754

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (689,248)        (2,913,411)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (51,429)           (31,308)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --            (10,008)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,019,230)       (10,459,243)

                                                                                              ____________       ____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .            12,778,101         17,668,538

                                                                                              ____________       ____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . .            13,682,595         18,481,278

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            68,232,768         49,751,490

                                                                                              ____________       ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $81,915,363        $68,232,768
                                                                                              ____________       ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          Shares
                                                                                            __________________________________

                                                                                           Six Months Ended

                                                                                          December 31, 1998      Year Ended

                                                                                             (Unaudited)        June 30, 1998
                                                                                          __________________    _____________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            73,824              192,071

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            19,797               45,454

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (55,223)            (236,197)

                                                                                              __________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .            38,398                1,328

                                                                                              __________           __________


   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            40,628               15,210

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .               420                  718

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,092)              (2,513)

                                                                                              __________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .            36,956               13,415

                                                                                              __________           __________

   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,994               22,762

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .               266                  263

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --                 (809)

                                                                                              __________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .             2,260               22,216

                                                                                              __________           __________

   Class R

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,230,280            2,186,687

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            42,015               60,853

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (322,581)            (848,374)

                                                                                             __________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .           949,714            1,399,166

                                                                                             __________           __________

                                                                                             __________           __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                Class A Shares

                                                                               ______________________________________________
__________________

                                                                               Six Months Ended

                                                                               December 31, 1998     Year Ended June 30,
                                                                               _____________________________________________

PER SHARE DATA:                                          (Unaudited)         1998       1997       1996     1995(1,2)  1994(1,2)
                                                         __________         ______     ______     ______     ______    ______
   Net asset value, beginning of period  . . . . . .       $12.34           $12.15     $11.97     $11.91     $11.74    $12.38
                                                           ______           ______     ______     ______     ______    ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .          .26              .53        .54        .54        .55       .54(3)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .          .16              .24        .20        .08        .20      (.36)
                                                           ______           ______     ______     ______     ______    ______

   Total from Investment Operations  . . . . . . . .          .42              .77        .74        .62        .75       .18
                                                           ______           ______     ______     ______     ______    ______

   Distributions:

   Dividends from investment income--net . . . . . .         (.26)            (.53)      (.54)      (.54)      (.54)     (.54)

   Dividends from net realized gain on investments . .       (.01)            (.05)      (.02)      (.02)      (.04)     (.28)
                                                           ______           ______     ______     ______     ______    ______

   Total Distributions . . . . . . . . . . . . . . .         (.27)            (.58)      (.56)      (.56)      (.58)     (.82)
                                                           ______           ______     ______     ______     ______    ______

   Net asset value, end of period  . . . . . . . . .       $12.49           $12.34     $12.15     $11.97     $11.91    $11.74
                                                           ______           ______     ______     ______     ______    ______

TOTAL INVESTMENT RETURN(4) . . . . . . . . . . . . .         6.69%(6)         6.41%      6.36%      5.22%      6.60%     1.38%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .          .75%(6)          .75%       .75%       .75%       .75%      .76%(5)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .         4.11%(6)         4.30%      4.47%      4.44%      4.65%     4.40%

   Portfolio Turnover Rate . . . . . . . . . . . . .         3.50%(7)         6.63%     22.57%     39.16%     25.00%    19.00%

   Net Assets, end of period (000's Omitted) . . . .        $17,037         $16,355   $16,093    $15,689    $16,501    $21,276

------------------------

(1)Effective April 4, 1994, the Retail and Institutional Classes were reclassified as a single class of shares known as the Investor shares. Effective October 17, 1994, the Investor shares were redesignated Class A. The Financial Highlights for the year ended June 30, 1995 and subsequent years are based upon a Class A share (formerly Investor shares) outstanding. The amounts shown for the year ended June 30, 1994 were calculated using the performance of a Retail share outstanding from July 1, 1993 to April 3, 1994, and the performance of an Investor Share outstanding from April 4, 1994 to June 30, 1994.

(2)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund' s investment manager. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment manager.

(3)Net investment income per share before waiver of fees and reimbursement of expenses by the investment manager and/or custodian and/or transfer agent for the year ended June 30, 1994 was $.53.

(4)  Exclusive of sales load.

(5)Annualized expense ratio before voluntary waiver of fees and reimbursement of expenses by the investment manager and/or custodian and/or transfer agent for the year ended June 30, 1994 was .89%.

(6)  Annualized.

(7)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                               Class B Shares
                                                                                  _______________________________________________

                                                                           Six Months Ended

                                                                           December 31, 1998           Year Ended June 30,
                                                                                                   __________________________

PER SHARE DATA:                                                                 (Unaudited)         1998       1997      1996(1)
                                                                                __________         _______    _______   _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . .            $12.37           $12.18     $11.99    $11.91
                                                                                 _______          _______    _______   _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . .               .23              .47        .48       .48

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . .               .16              .24        .21       .10
                                                                                 _______          _______    _______   _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . .               .39              .71        .69       .58
                                                                                 _______          _______    _______   _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . .              (.23)            (.47)     (.48)      (.48)

   Dividends from net realized gain on investments . . . . . . . . . .              (.01)            (.05)     (.02)      (.02)
                                                                                 _______          _______    _______   _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . .              (.24)            (.52)     (.50)      (.50)
                                                                                 _______          _______    _______   _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . .             $12.52          $12.37     $12.18    $11.99
                                                                                 _______          _______    _______   _______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . .              6.15%(3)         5.87%      5.90%     4.87%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . .              1.25%(3)         1.25%      1.25%     1.25%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . .              3.54%(3)         3.78%      3.96%     3.67%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . .              3.50%(4)         6.63%     22.57%    39.16%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . .             $1,107            $637       $464      $452

-----------------------------

(1)  The Fund commenced selling Class B shares on December 28, 1994.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                        Class C Shares
                                                                  ______________________________________________________________

                                                             Six Months Ended                                    Period Ended

                                                            December 31, 1998          Year Ended June 30,          June 30,
                                                                                    __________________________

PER SHARE DATA:                                                (Unaudited)         1998      1997       1996         1995(1)

                                                              __________         ______     ______     ______       ______
   Net asset value, beginning of period  . . . . . .             $12.38          $12.15     $11.97     $11.91       $11.45
                                                                _______          ______     ______     ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .                .23             .46        .49        .48          .26

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .                .17             .28        .20        .08          .45
                                                                _______          ______     ______     ______       ______

   Total from Investment Operations  . . . . . . . .                .40             .74        .69        .56          .71
                                                                _______          ______     ______     ______       ______

   Distributions:

   Dividends from investment income--net . . . . . .               (.23)           (.46)      (.49)      (.48)        (.25)

   Dividends from net realized gain on investments . .             (.01)           (.05)      (.02)      (.02)          --
                                                                _______          ______     ______     ______       ______

   Total Distributions . . . . . . . . . . . . . . .               (.24)           (.51)      (.51)      (.50)        (.25)
                                                                _______          ______     ______     ______       ______

   Net asset value, end of period  . . . . . . . . .             $12.54          $12.38     $12.15     $11.97       $11.91
                                                                _______          ______     ______     ______       ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . .               6.31%(3)        6.19%      5.87%      4.68%        6.24%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .               1.25%(3)        1.23%      1.25%      1.25%        1.25%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .               3.60%(3)        3.64%      4.05%      3.93%        4.15%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . .               3.50%(4)        6.63%     22.57%     39.16%       25.00%

   Net Assets, end of period (000's Omitted) . . . .               $314            $282         $7        $16          $18

-----------------------------

(1)  The Fund commenced selling Class C shares on December 28, 1994.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                           Class R Shares
                                                               __________________________________________________________________

                                                         Six Months Ended

                                                        December 31, 1998                  Year Ended June 30,
                                                                                 _____________________________________________

PER SHARE DATA:                                          (Unaudited)         1998       1997       1996     1995(1,2)  1994(1,2)
                                                         __________         ______     ______     ______     ______    ______
   Net asset value, beginning of period  . . . . . .       $12.34           $12.16     $11.97     $11.91     $11.74    $12.38
                                                           ______           ______     ______     ______     ______    ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .          .27              .56        .57        .57       .57        .55(3)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .          .16              .23        .21        .08       .21       (.35)
                                                           ______           ______     ______     ______     ______    ______

   Total from Investment Operations  . . . . . . . .          .43              .79        .78        .65       .78        .20

                                                           ______           ______     ______     ______     ______    ______

   Distributions:

   Dividends from investment income--net . . . . . .         (.27)            (.56)      (.57)      (.57)     (.57)      (.56)

   Dividends from net realized gain on investments . .       (.01)            (.05)      (.02)      (.02)     (.04)      (.28)
                                                           ______           ______     ______     ______     ______    ______

   Total Distributions . . . . . . . . . . . . . . .         (.28)            (.61)      (.59)      (.59)     (.61)      (.84)
                                                           ______           ______     ______     ______     ______    ______

   Net asset value, end of period  . . . . . . . . .       $12.49           $12.34     $12.16     $11.97     $11.91    $11.74
                                                           ______           ______     ______     ______     ______    ______

TOTAL INVESTMENT RETURN(4) . . . . . . . . . . . . .         6.94%(6)         6.58%      6.70%      5.46%      6.87%     1.53%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .          .50%(6)          .50%       .50%       .50%       .50%      .62%(5)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .         4.36%(6)         4.54%      4.73%      4.68%      4.90%     4.54%

   Portfolio Turnover Rate . . . . . . . . . . . . .         3.50%(7)         6.63%     22.57%     39.16%     25.00%    19.00%

   Net Assets, end of period (000's Omitted) . . . .       $63,457          $50,959   $33,188    $25,981    $19,700   $15,681
------------------------

(1)Effective April 4, 1994 the Investment share was redesignated as the Trust shares. Effective October 17, 1994 Trust shares were redesignated Class R shares. The Financial Highlights above are based upon an Investment share outstanding from February 1, 1993 to April 3, 1994 and a Trust share outstanding from April 4, 1994 to October 16, 1994.

(2)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund' s investment manager. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's invesment manager.

(3)Net investment income per share before waiver of fees and reimbursement of expenses by the investment manager and/or custodian and/or transfer agent for the year ended June 30, 1994 was $.54.

(4)  Exclusive of sales load.

(5)Annualized expense ratio before voluntary waiver of fees and reimbursement of expenses by the investment manager and/or custodian and/or transfer agent for the year ended June 30, 1994 was .75%.

(6)  Annualized.

(7)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier Limited Term Massachusetts Municipal Fund (the "Fund") is a separate non-diversified series of the Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust" ) which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering seven series including the Fund. The Fund's investment objective is to maximize current income exempt from Federal income taxes and state personal income taxes for resident shareholders of Massachusetts consistent with the prudent risk of capital by investing in municipal obligations of the named state which are of investment-grade quality and intermediate maturities. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R shares. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and distribution and service fees. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

   Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The  Fund' s  financial  statements are prepared in accordance with generally
accepted   accounting  principles  which  may  require  the  use  of  management estimates. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

   (c) Financial futures: The Fund may invest in trading financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At December 31, 1998, there were no financial futures contracts outstanding.

(d) Concentration of risk: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

(e) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Effective July 1, 1998, each trustee receives

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

$40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

Prior to July 1, 1998 each trustee received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to the Dreyfus/Laurel Funds. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund)
 . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Trustees.

   Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $3,355 during the period ended December 31, 1998, from commissions earned on sales of the Fund's shares.

   (b) Distribution and service plan: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C shares may pay the Distributor for distributing shares at an aggregate annual rate of .50% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended December 31, 1998, Class A, Class B and Class C shares were charged $21,360, $2,106 and $723, respectively, pursuant to the Plan. During the period ended December 31, 1998, Class B and Class C shares were charged $1,053 and $361, respectively, pursuant to the service plan.

   Under its terms, the Plan and service plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 1998, amounted to $14,024,865 and $2,572,606, respectively.

   At December 31, 1998, accumulated net unrealized appreciation on investments was $3,345,808, consisting of $3,369,919 gross unrealized appreciation and $24,111 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.

                     [This Page Intentionally Left Blank]


DREYFUS PREMIER LIMITED TERM

MASSACHUSETTS MUNICIPAL FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                         346/646SA9812

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                 LIMITED TERM

                                 MASSACHUSETTS

                                MUNICIPAL FUND
-------------------------------------------------------------------------------

                               DECEMBER 31, 1998

                                   [reg.tm logo]

                                   [lion  logo]




YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We  are pleased to report the performance of the Dreyfus Premier Limited Term
Municipal Fund for its semi-annual reporting period ended December 31, 1998, as shown in the following table:

                                                                                                         Annualized

                                                                         Approximate                  Distribution Rate

                                         Total Return*               Income Dividends**                 Per Share***

                                         ___________               _____________________             _________________
Class A                                      3.36%                         $0.250                           3.86%

Class B                                      3.18%                         $0.218                           3.46%

Class C                                      3.25%                         $0.218                           3.45%

Class R                                      3.57%                         $0.266                           4.22%

THE ECONOMY

   During the last six months of 1998, the main regions of the world had very different economic fundamentals. The U.S. continued to enjoy a strong economy near full employment, with unemployment only slightly above 4%. World economic weakness generated powerful enough disinflationary forces that the Federal Reserve Board (the "Fed") acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the period, moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO ACTIVITY

   As Treasury prices escalated in the face of global financial turmoil, municipal bond prices lagged the advances in Treasury securities during the second half of 1998. The total return on the 10-year Treasury was 8.26%, compared to 4.10% for the Lehman Brothers 10-year Municipal Bond Index. The impact of this underperformance was most evident in the twenty- to thirty-year sector where the relative yield ratio between AAA-rated municipal bonds and Treasury securities reached 98% in October. Historically, municipal bonds yielding 80% to 85% of the yields of Treasury securities indicate attractive relative value. By the end of the reporting period, this ratio was at 95%.

   There was a heavy volume of newly issued securities in the municipal marketplace. A total of $284 billion in bonds was issued in 1998, just $8 billion less than in the record-breaking year of 1993, and far outpacing the $230 billion issued in 1997. The sizeable new issue calendar, combined with global events, made for occasional volatile trading sessions.

   We believe that the environment for municipal bonds still appears to be positive. The dollar value of new issues in 1999 will likely be less than in 1998; early estimates indicate levels of new supply at $225 billion. A continuation of the favorable comparison of municipal yields vis-a-vis Treasury yields, combined with the built-in tax advantages of municipal bonds, should continue to command buyers' attention.

   The Fund maintained a bias towards a declining interest rate environment. Correspondingly, the Fund' s weighted-average maturity was opportunistically extended from 7.5 years to 8.0 years at the end of the reporting period. The Fund continues to emphasize premium coupon issues and high credit quality securities.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,


               [John Flahive signature]

               John Flahive

               Portfolio Manager

January 15, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Income dividends per share were exempt from Federal personal income taxes. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

*** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B, Class C and Class R shares, adjusted for capital gains distributions.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--97.8%                                                              Amount             Value
-------------------------------------------------------                                          _____________     _____________

Alaska--1.2%

Anchorage Port and Term Facilities, Revenue, Refunding
  6%, 2/1/2003 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,110,000    $    1,202,441

Arizona--2.5%

Maricopa County Unified School District Number 69 (Paradise Valley)

  6.35%, 7/1/2010 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            550,000           648,714

Mesa, Refunding 5.90%, 7/1/2000 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . .            500,000           518,675

Phoenix, Refunding 6.25%, 7/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,476,088

Arkansas--.5%

North Little Rock, Electric Revenue, Refunding 6%, 7/1/2001 (Insured; MBIA). . . . . . . .            500,000           529,120

California--19.4%

State of California:

  6.80%, 10/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           815,157

  6.60%, 10/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            510,000           610,404

Burbank Unified School District, 4.70%, 8/1/2007 (Insured; FGIC) . . . . . . . . . . . . .            400,000           418,176

California Educational Facilities Authority, College and University Revenue,

  Refunding (Los Angeles College Chiropractic) 5.75%, 11/1/2006  . . . . . . . . . . . . .            780,000           845,965

California Health Facilities Finance Authority, LR, Refunding

  (Presbyterian Hospital) 5.50%, 5/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . .            500,000           545,570

California Housing Finance Agency, Home Mortgage Revenue

  5.65%, 8/1/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            655,000           696,468

  5.65%, 8/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           419,136

California Public Works Board, LR, Refunding

  (California State University) 5.50%, 10/1/2007 . . . . . . . . . . . . . . . . . . . . .            500,000           549,070

California Rural Home Mortgage Finance Authority, SFMR

  5.75%, 8/1/2009 (Guaranteed; FNMA) . . . . . . . . . . . . . . . . . . . . . . . . . . .            225,000           236,723

Franklin-McKinley School District, Refunding 5.20%, 7/1/2004 (Insured; MBIA) . . . . . . .            375,000           399,934

Kern High School District, Refunding 6.40%, 2/1/2012 (Insured; MBIA) . . . . . . . . . . .            750,000           885,900

Los Angeles Public Works Financing Authority, Revenue

  (Regional Park and Open Space District) 5.375%, 10/1/2007  . . . . . . . . . . . . . . .          1,100,000         1,202,179

Los Angeles Unified School District, 5.375%, 7/1/2012. . . . . . . . . . . . . . . . . . .          1,000,000         1,076,810

Metropolitan Water District of Southern California, Waterworks Revenue 6.375%, 7/1/2002. .            835,000           905,725

Modesto, Wastewater Treatment Facilities Revenue 6%, 11/1/2009 (Insured; MBIA) . . . . . .            500,000           579,405

Northern California, Transmission Revenue, Refunding:

  (California-Oregon Transmission) 5.25%, 5/1/2008 (Insured; MBIA) . . . . . . . . . . . .          1,000,000         1,086,600

Redding JT Powers Financing Authority, Electrical Systems Revenue

  5.25%, 6/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            670,000           698,321

Rio Linda Unified School District, Refunding

  6%, 8/1/2007 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           454,604

Riverside County Transportation Commission, Sales Tax Revenue :

  6.50%, 6/1/2001 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            520,000           556,728

  Refunding, 6%, 6/1/2009 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . .            500,000           577,155

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________     _____________

California (continued)

Sacramento Municipal Utilities District, Electrical Revenue

  6.30%, 9/1/2001 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       500,000   $       536,390

San Diego County Regional Transportation Commission, Sales Tax Revenue

  6%, 4/1/2004 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           828,563

San Francisco City and County Airport Commission, International Airport Revenue

  5.625%, 5/1/2006 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           546,450

San Francisco City and County Public Utilities Commission, Water Revenue,
Refunding:

  6%, 11/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           824,820

  6.375%, 11/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           556,050

San Jose Redevelopment Agency, Tax Allocation

  (Merged Area Redevelopment Project) 6%, 8/1/2009 (Insured; MBIA) . . . . . . . . . . . .            625,000           722,563

Santa Margarita-Dana Point Authority, Revenue, Refunding

  7.25%, 8/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           611,470

Santa Rosa, Wastewater Revenue

  6.20%, 9/1/2003 (Prerefunded 9/1/2002) (Insured; FGIC) (a) . . . . . . . . . . . . . . .            350,000           386,029

Simi Valley Unified School District, Refunding 6.25%, 8/1/2004 (Insured; FGIC) . . . . . .            700,000           784,889

Southern California Public Power Authority, Power Project Revenue, Refunding

  (Hydroelectric-Hoover Uprating Project) 6.30%, 10/1/2002 . . . . . . . . . . . . . . . .            420,000           457,036

Westside Unified School District, Refunding 6%, 8/1/2014 (Insured; AMBAC). . . . . . . . .            385,000           446,065

Colorado--1.5%

Denver City and County

  5.90%, 8/1/2003 (Prerefunded 8/1/2000) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,049,130

Larimer County School District No. R1 Poudre, Refunding

  5.50%, 12/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           533,345

Connecticut--.6%

Stamford 6.60%, 1/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           589,510

Florida--3.8%

Dade County:

  Sales Tax Revenue, Refunding 6%, 10/1/2002 (Insured; AMBAC)  . . . . . . . . . . . . . .          1,000,000         1,080,690

  Water and Sewer System Revenue 6.25%, 10/1/2008 (Insured; FGIC)  . . . . . . . . . . . .            535,000           621,734

Florida Board of Education, Capital Outlay

  5.25%, 1/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,155,000         1,210,394

Miami Health Facilities Authority, Health Facilities Revenue (Mercy Hospital
Project)

  6.75%, 8/1/2020 (Insured; AMBAC) (Prerefunded 8/1/2001) (a)  . . . . . . . . . . . . . .          1,000,000         1,096,420

Georgia--4.8%

Georgia, 5.25%, 10/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,660,000         3,990,022

Georgia Municipal Electric Authority, Power Revenue, Refunding 6%, 1/1/2006. . . . . . . .            900,000           993,069

Hawaii--1.0%

Hawaii, 4.75%, 11/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,016,690

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________     _____________

Idaho--1.6%

Idaho Health Facilities Authority, Health System Revenue

  (Holy Cross Health System Corp.) 5%, 12/1/2018 (Insured; MBIA) . . . . . . . . . . . . .     $    1,725,000    $    1,717,600

Illinois--5.9%

Chicago Metropolitan Water Reclamation District (Chicago Capital Improvement)

  7.25%, 12/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,283,410

Illinois 5.60%, 6/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           802,463

Illinois Development Finance Authority, PCR, Refunding

  (Central Illinois Public Service Company) 5.70%, 8/15/2026 . . . . . . . . . . . . . . .            750,000           774,975

McHenry County Community Unit School District No.012:

  5.50%, 12/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,065,000         1,145,514

  5.50%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,215,000         1,296,855

Regional Transportation Authority 7.75%, 6/1/2012 (Insured; FGIC). . . . . . . . . . . . .            390,000           515,018

Sangamon County School District Number 186 (Springfield)

  7.70%, 6/1/2001 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           327,759

Indiana--.5%

Indianapolis Airport Authority, Special Facilities Revenue

  (Federal Express Corp. Project) 7.10%, 1/15/2017 . . . . . . . . . . . . . . . . . . . .            500,000           560,170

Iowa--1.0%

Iowa Student Loan Liquidity Corp., Student Loan Revenue, Refunding

  5.65%, 12/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,065,680

Kentucky--1.6%

Kenton County Airport Board, Special Facilities Airport Revenue

  (Delta Airlines Project) 7.125%, 12/1/2021 . . . . . . . . . . . . . . . . . . . . . . .            500,000           540,215

Kentucky Turnpike Authority, Economic Development Road Revenue, Refunding

  (Revitalization Projects) 6.50%, 7/1/2007 (Insured; AMBAC) . . . . . . . . . . . . . . .          1,000,000         1,169,610

Maryland--1.5%

Maryland, State and Local Facilities Loan 5.25%, 6/15/2006 . . . . . . . . . . . . . . . .          1,400,000         1,516,144

Massachusetts--3.8%

Massachusetts, Special Obligation Revenue 7%, 6/1/2002 . . . . . . . . . . . . . . . . . .          1,000,000         1,102,330

Massachusetts Bay Transportation Authority General Transit System

  5%, 3/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           975,200

Worcester, Refunding:

  (Municipal Purpose Loan) 5.75%, 10/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . .          1,000,000         1,086,620

  Refunding 6.25%, 7/1/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            720,000           843,617

Michigan--4.6%

Berkley City School District (Qualified School Board Loan Fund)

  7%, 1/1/2009 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,030,000         1,256,456

Comstock Park Public Schools 6%, 5/01/2016 (Prerefunded 5/1/1999) (a). . . . . . . . . . .             50,000            51,464

Flowerville Community School District

  6.50%, 5/1/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            555,000           637,379

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________     _____________

Michigan (continued)

Lanse Creuse Public Schools, Refunding 5%, 5/1/2004 (Insured; AMBAC) . . . . . . . . . . .     $    1,140,000    $    1,202,495

Redford Unified School District Number 1, Refunding

  5%, 5/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,045,010

Saint John's Public Schools (Qualified School Board Loan Fund)

  6.50%, 5/1/2006 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            525,000           603,283

Mississippi--.5%

Mississippi Higher Education Assistance Corporation, Student Loan Revenue

  6.05%, 9/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            485,000           507,994

Nebraska--1.0%

Omaha, Refunding 4.70%, 5/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,039,450

New Jersey--2.5%

Cumberland County Improvement Authority, SWDR

  6%, 1/1/2001 (Insured; FGIC) (Prerefunded 2/5/1999) (a)  . . . . . . . . . . . . . . . .            500,000           511,350

Ocean County Utilities Authority, Wastewater Revenue, Refunding

  5%, 1/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,052,550

New Jersey Transportation Corporation, Capital Grant Anticipation Notes

  5.50%, 9/1/2003 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,062,590

New York--14.5%

Amherst, Public Improvement 6.20%, 4/1/2002 (Insured; FGIC). . . . . . . . . . . . . . . .            150,000           161,408

Erie County Water Authority, Water Revenue, Refunding

  7%, 12/1/2000 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           213,596

Greece Central School District 6%, 6/15/2010 . . . . . . . . . . . . . . . . . . . . . . .            225,000           259,749

Town of Hempstead 6.30%, 1/1/2002 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . .            150,000           161,072

Metropolitan Transportation Authority:

Commuter Facilities Revenue (Grand Central Terminal)

  5.70%, 7/1/2024 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           212,870

Transportation Facilities Revenue 6.30%, 7/1/2007 (Insured; MBIA). . . . . . . . . . . . .            250,000           287,803

Monroe County, Public Improvement 7%, 6/1/2003 (Insured; FGIC) . . . . . . . . . . . . . .            200,000           225,512

Municipal Assistance Corporation for New York City:

  7.10%, 7/1/2000 (Prerefunded 7/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . . .            100,000           103,980

  6%, 7/1/2005 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           111,258

Nassau County:

  7%, 7/1/2002 (Insured; AMBAC) (Prerefunded 7/1/2000) (a) . . . . . . . . . . . . . . . .            100,000           106,362

  6.30%, 11/1/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           221,606

New York City:

  5%, 8/1/2006 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,056,320

  5.75%, 8/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            545,000           595,091

  Refunding:

    7%, 8/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           354,549

    6.20%, 8/1/2007 (Prerefunded 8/1/2004) (a) . . . . . . . . . . . . . . . . . . . . . .             55,000            61,905

    6.20%, 8/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            945,000         1,048,345

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________     _____________

New York (continued)

New York City Municipal Water Finance Authority,

  Water and Sewer Systems Revenue 5.50%, 6/15/2027 (Insured; MBIA) . . . . . . . . . . . .    $       250,000   $       262,685

New York State, Refunding 6.25%, 8/15/2004 . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,116,120

New York State Dormitory Authority, Revenue:

  (Consolidated City University) 5.75%, 7/1/2018 (Insured; FSA)  . . . . . . . . . . . . .            200,000           223,074

  (FIT Student Housing) 5.75%, 7/1/2006 (Insured; AMBAC) . . . . . . . . . . . . . . . . .            130,000           143,685

  (State University Educational) 7.125%, 5/15/2009

    (Insured; FGIC) (Prerefunded 5/15/1999) (a)  . . . . . . . . . . . . . . . . . . . . .            200,000           206,834

  Refunding:

    (Mental Health Services Facilities) 6%, 8/15/2005  . . . . . . . . . . . . . . . . . .          1,000,000         1,110,570

    (Vassar College) 6%, 7/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           279,660

    (Rochester Institute of Technology) 5.50%, 7/1/2006 (Insured; MBIA)  . . . . . . . . .            200,000           218,258

New York State Environmental Facilities Corporation, PCR

  (State Water Revolving Fund) 7.50%, 6/15/2012  . . . . . . . . . . . . . . . . . . . . .            500,000           537,590

New York State Local Government Assistance Corporation 6.375%, 4/1/2000. . . . . . . . . .            200,000           207,546

New York State Power Authority, General Purpose Revenue

  7%, 1/1/2018 (Prerefunded 1/1/2010) (a)  . . . . . . . . . . . . . . . . . . . . . . . .            300,000           372,042

New York State Thruway Authority (Highway and Bridge Trust Fund)

  5.50%, 4/1/2007 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,092,700

New York State Urban Development Corporation, Revenue:

  (Higher Education Technology Grants) 5.75%, 4/1/2015 (Insured; MBIA) . . . . . . . . . .            500,000           538,780

  Refunding (Corporation Purpose) 5.50%, 7/1/2005  . . . . . . . . . . . . . . . . . . . .            200,000           217,082

Orange County:

  5.10%, 11/15/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            130,000           136,577

  Refunding 5.50%, 11/15/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           275,760

Oyster Bay 7.125%, 4/15/2000 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . .            180,000           188,811

Port Washington Union Free School District 6%, 8/1/2001. . . . . . . . . . . . . . . . . .            125,000           132,413

Putman County, Public Improvement, Refunding 5.25%, 4/15/2011. . . . . . . . . . . . . . .            150,000           162,617

St. Lawrence County Industrial Development Agency, Civic Facility Revenue

  (Lawrence University Project) 5.50%, 7/1/2013 (Insured; MBIA)  . . . . . . . . . . . . .            250,000           270,385

Suffolk County, Public Improvement

  7%, 4/1/2002 (Insured; MBIA) (Prerefunded 4/1/2001) (a)  . . . . . . . . . . . . . . . .            150,000           159,813

Triborough Bridge and Tunnel Authority, Refunding:

 General Purpose Revenue:

    5.75%, 1/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           273,623

    5.90%, 1/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           111,976

    7%, 1/1/2011 (Prerefunded 1/1/1999) (a)  . . . . . . . . . . . . . . . . . . . . . . .            100,000           101,500

  Special Oligation 5.25%, 1/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,052,210

Westchester County 6.625%, 11/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           286,033

Western Nassau County Water Authority,

  Water Systems Revenue 5.50%, 5/1/2004 (Insured; AMBAC) . . . . . . . . . . . . . . . . .            250,000           269,803

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________     _____________

North Carolina--2.5%

Charlotte, Refunding 5.50%, 7/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,405,000    $    1,494,667

Dare County, Utility System Revenue

  5.25%, 6/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,085,000         1,144,187

Ohio--2.2%

Clermont County, Hospital Facilities Revenue, Refunding

  (Mercy Health System) 5.25%, 9/1/2003 (Insured; AMBAC) . . . . . . . . . . . . . . . . .            685,000           722,935

Hamilton County, Sales Tax (Hamilton County Football Project)

  5.50%, 12/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,612,725

Oregon--.3%

Tri County Metropolitan Transportation District (Light Rail Extension)

  5.60%, 7/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           267,533

Pennsylvania--3.4%

Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue

  (City of Philadelphia Funding Program) 6.80%, 6/15/2022 (Prerefunded 6/15/2002) (a)  . .          1,000,000         1,099,910

Somerset County General Authority, Commonwealth LR

  6.70%, 10/15/2003 (Insured; FGIC) (Prerefunded 10/15/2001) (a) . . . . . . . . . . . . .          1,000,000         1,081,900

State Public School Building Authority, College Revenue, Refunding

  (Community College Project) 5.25%, 10/15/2011 (Insured; MBIA)  . . . . . . . . . . . . .          1,300,000         1,384,422

Texas--5.9%

Austin, Utility System Revenue

  8%, 11/15/2016 (Prerefunded 5/15/2001) (a) . . . . . . . . . . . . . . . . . . . . . . .            200,000           219,896

Fort Bend Independent School District, Refunding (Permanent School Fund
Guaranteed)

  6.60%, 2/15/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            875,000           981,575

Lewisville Independent School District (Building Bonds):

 (Permanent School Fund Guaranteed):

    7.50%, 8/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            650,000           789,009

    7.50%, 8/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000           739,650

Socorro Independent School District (Permanent School Fund Guaranteed) 6%, 8/15/2014 . . .          2,085,000         2,330,238

Texas Public Financing Authority, Refunding 5%, 10/1/2005  . . . . . . . . . . . . . . . .          1,000,000         1,059,800

Utah--.5%

Intermountain Power Agency, Power Supply Revenue, Refunding

  6.25%, 7/1/2009 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           580,770

Virginia--1.6%

Richmond Metropolitan Authority, Expressway Revenue, Refunding

  5.25%, 7/15/2011 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            525,000           567,121

Virginia Transportation Board, Transportation Contract Revenue, Refunding

  (Route 28 Project) 6%, 4/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,081,090

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________     _____________

Washington--1.7%

Washington Public Power Supply System, Revenue, Refunding

 (Nuclear Project No. 1):

  6%, 7/1/2006 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       500,000   $       555,865

  7%, 7/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,193,670

Wisconsin--1.8%

Kenosha, Waterworks Revenue, Refunding 5%, 12/1/2012 (Insured; FGIC) . . . . . . . . . . .            750,000           774,195

Wisconsin, Refunding 5.40%, 11/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           510,283

Wisconsin, Health and Educational Facilities Revenue

  (Aurora Medical Group Inc.) 5.75%, 11/15/2007 (Insured; FSA) . . . . . . . . . . . . . .            500,000           552,513

U. S. Related--3.6%

Puerto Rico Commonwealth, Refunding 6.25%, 7/1/2011 (Insured; MBIA). . . . . . . . . . . .            950,000         1,127,686

Puerto Rico Commonwealth Highway and Transporation Authority,

  Highway Revenue 6.25%, 7/1/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . .            150,000           177,432

Puerto Rico Electric Power Authority, Power Revenue, Refunding

  6.50%, 7/1/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            625,000           724,286

Puerto Rico Public Buildings Authority, Government Guaranteed Facilities

  6.25%, 7/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           887,593

University of Puerto Rico, University Revenue, Refunding

  6.25%, 6/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           875,331
                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

  (cost $97,070,493) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $102,175,453
                                                                                                                  _____________


Short-Term Municipal Investments--.8%
-------------------------------------------------------

Alaska--.1%

Anchorage Higher Education, Revenue, Refunding, VRDN

  (Alaska Pacific University) 4% (LOC; Seattle First National Bank) (b)  . . . . . . . . .    $       100,000   $       100,000

Louisana--.2%

East Baton Rouge Parish, PCR, Refunding, VRDN

  (Rhone Poulenc Inc. Project) 4.10% (LOC; Banque Nationale De Paris) (b)  . . . . . . . .            230,000           230,000

Illinois--.1%

Illinois Development Finance Authority, Revenue, VRDN

  (Uhlich Childrens Home Project) 3.80% (LOC; American National Bank and
    Trust Company) (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           100,000

Massachusetts--.1%

Massachusetts Health and Educational Facilities Authority, Revenue, VRDN

  (Capital Asset Program) 4% (LOC; First Chicago Corporation) (b)  . . . . . . . . . . . .            100,000           100,000

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                    Principal

Short-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                          _____________     _____________

New York--.3%

Long Island Power Authority, Electric System Revenue, VRDN

  4.05% (LOC; ABN Amro Bank N.V., Morgan Guaranty and Trust Company) (b) . . . . . . . . .    $       100,000   $       100,000

New York State Job Development Authority, VRDN 4.10% (b) . . . . . . . . . . . . . . . . .            200,000           200,000

                                                                                                                  _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $830,000) . . . . . . . . . . . . . . . . . .                      $       830,000
                                                                                                                  _____________

TOTAL INVESTMENTS--(cost $97,900,493). . . . . . . . . . . . . . . . . . . . . . . . . . .              98.6%      $103,005,453
                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.4%    $    1,473,395
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $104,478,848
                                                                                                      _______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

LOC         Letter of Credit                                        SWDR        Solid Waste Disposal Revenue

LR          Lease Revenue                                           VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
______                             _______                           ________________                _________________
AAA                                Aaa                               AAA                                  70.8%

AA                                 Aa                                AA                                   20.3

A                                  A                                 A                                     6.4

BBB                                Baa                               BBB                                   1.9

F1                                 MIG1/P1                           SP1/A1                                 .6
                                                                                                        _______

                                                                                                         100.0%
                                                                                                        _______

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)Securities payable on demand. Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .    $  97,900,493      $103,005,453

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,690,217

                                 Receivable for shares of Beneficial Interest subscribed . .                             21,553
                                                                                                                  _____________

                                                                                                                    104,717,223
                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               50,061

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                2,436

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              114,695

                                 Payable for shares of Beneficial Interest redeemed  . . .                                    3

                                 Accrued other liabilities . . . . . . . . . . . . . . . .                               71,180
                                                                                                                  _____________

                                                                                                                        238,375
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $104,478,848
                                                                                                                  _____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                        $  99,374,374

                                 Accumulated net realized gain (loss) on investments . . .                                 (486)

                                 Accumulated gross unrealized appreciation on investments  .                          5,104,960
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $104,478,848
                                                                                                                  _____________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                           Class A              Class B            Class C          Class R
                                                         ____________        _____________       ____________     _____________
Net Assets . . . . . . . . . . . . . . . . . . . . . .    $34,421,156          $3,097,897            $973,634       $65,986,161

Shares Outstanding . . . . . . . . . . . . . . . . . .      2,761,040             248,526              77,858         5,293,667

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . .         $12.47              $12.47              $12.51            $12.47
                                                              _______             _______             _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $1,806,737

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   186,731

                                 Distribution and service fees--Note 2(b)  . . . . . . . .             37,252

                                 Merger expense--Note 5  . . . . . . . . . . . . . . . . .             32,243

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              256,226

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,550,511

                                                                                                                    ___________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . . . . . .             99,314

                                 Net realized gain (loss) on financial futures . . . . . .            (50,862)

                                                                                                  ___________

                                    Net Realized Gain (Loss) . . . . . . . . . . . . . . .                               48,452

                                 Net unrealized appreciation (depreciation) on investments . .                        2,746,502

                                                                                                                    ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            2,794,954

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $4,345,465

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                         December 31, 1998        Year Ended

                                                                                            (Unaudited)         June 30, 1998
                                                                                          __________________     _____________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    1,550,511        $  2,305,341

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . .                48,452              39,537

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . .             2,746,502             951,247
                                                                                             _____________        ____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .             4,345,465           3,296,125
                                                                                             _____________        ____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (456,676)           (749,279)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (31,709)            (39,058)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (8,542)             (5,176)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,053,584)         (1,511,828)

  Net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (26,111)            (80,051)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (2,389)             (4,823)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (790)               (650)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (58,521)           (142,207)
                                                                                              _____________        ____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,638,322)        (2,533,072)
                                                                                              _____________        ____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             8,195,240            1,928,337

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,229,528              866,854

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               543,822              169,572

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,535,124           20,684,158

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               377,910              627,594

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,435               30,430

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,958                5,778

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               446,618              559,128

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,689,605)          (2,732,478)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (338,832)            (219,487)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (126,297)             (42,680)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (5,404,885)          (4,439,994)

  Net assets received in connection with reorganization of Dreyfus Premier Limited

    Term California Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . .            21,310,517              ---

  Net assets received in connection with reorganization of Dreyfus Premier Limited

    Term New York Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . .             7,777,417              ---

                                                                                             _____________         ____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .            39,881,950           17,437,212
                                                                                             _____________         ____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . .            42,589,093           18,200,265

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            61,889,755           43,689,490
                                                                                             _____________         ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $104,478,848          $61,889,755
                                                                                             _____________         ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                          Six Months Ended

                                                                                         December 31, 1998        Year Ended

                                                                                            (Unaudited)         June 30, 1998
                                                                                          __________________    _____________

CAPITAL SHARE TRANSACTIONS:

  Class A
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           725,405              156,992

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       California Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . .           570,050               ---

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       New York Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . . .           156,647               ---

   Shares issued in connection with reorganization of Premier Limited Term
       New York--Note 1

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            30,331               51,084

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (136,045)            (222,938)

                                                                                             __________            __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .         1,346,388              (14,862)

                                                                                              __________           __________


   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            99,571               70,552

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       California Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . .            52,551               ---

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       New York Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . . .            21,313               ---

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .             1,560                2,478

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (27,195)             (17,814)

                                                                                              __________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .           147,800               55,216
                                                                                              __________           __________

   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            44,057               13,837

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       California Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . .            11,009               ---

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       New York Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . . .            15,617               ---

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .               476                  469

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (10,236)              (3,467)

                                                                                              __________            __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .            60,923               10,839
                                                                                              __________           __________

   Class R

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           685,388            1,685,584

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       California Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . .         1,082,177               ---

   Shares issued in connection with reorganization of Dreyfus Premier Limited Term

       New York Municipal Fund--Note 1 . . . . . . . . . . . . . . . . . . . . . . . .           432,574               ---

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            35,844               45,521

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (435,501)            (362,249)

                                                                                              __________            __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .         1,800,482            1,368,856
                                                                                              __________           __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                       Class A Shares

                                                              __________________________________________________________________

                                                      Six Months Ended

                                                      December 31, 1998                   Year Ended June 30,
                                                                                 _____________________________________________

PER SHARE DATA:                                          (Unaudited)         1998      1997       1996     1995(1,2)  1994(1,2)

                                                         __________         ______     ______     ______     ______    ______
   Net asset value, beginning of period  . . . . . .       $12.32           $12.12     $11.89     $11.82     $11.66    $12.61
                                                           ______           ______     ______     ______     ______    ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .          .25              .52        .54        .54        .53       .54(3)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .          .16              .26        .26        .08        .19      (.41)
                                                           ______           ______     ______     ______     ______    ______

   Total from Investment Operations  . . . . . . . .          .41              .78        .80        .62        .72       .13
                                                           ______           ______     ______     ______     ______    ______

   Distributions:

   Dividends from investment income--net . . . . . .         (.25)            (.52)      (.54)      (.55)      (.53)     (.54)

   Dividends from net realized gain on investments . .       (.01)            (.06)      (.03)       --        (.03)     (.54)
                                                           ______           ______     ______     ______     ______    ______

   Total Distributions . . . . . . . . . . . . . . .         (.26)            (.58)      (.57)      (.55)      (.56)    (1.08)
                                                           ______           ______     ______     ______     ______    ______

   Net asset value, end of period  . . . . . . . . .       $12.47           $12.32     $12.12     $11.89     $11.82    $11.66
                                                           ______           ______     ______     ______     ______    ______

TOTAL INVESTMENT RETURN(4) . . . . . . . . . . . . .         6.67%(6)         6.52%      6.92%      5.25%      6.37%      .96%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .          .84%(6)          .77%       .75%       .75%       .75%      .76%(5)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .         4.00%(6)          4.24%     4.52%      4.53%      4.59%     4.43%

   Portfolio Turnover Rate . . . . . . . . . . . . .         6.38%(7)         14.62%    30.50%     55.07%     61.00%    57.00%

   Net Assets, end of period (000's Omitted) . . . .          $34,421        $17,423   $17,323    $18,751    $21,375   $23,715
------------------------

(1)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser.

(2)Effective   April  4,  1994  the  Retail  and  Institutional  Classes  were reclassified as a single class of shares known as the Investor shares. Effective October 17, 1994, the Investor shares were redesignated Class A shares. The Financial Highlights for the year ended June 30, 1995 are based upon a Class A (formerly Investor) share outstanding. The amounts shown for the year ended June 30, 1994 were calculated using the performance of a Retail shares outstanding from July 1, 1993 to April 3, 1994, and the performance of an Investor share outstanding from April 4, 1994 to June 30, 1994.

(3)Net investment income before waiver of fees and/or reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the years ended June 30, 1994 were $.49.

(4)  Exclusive of sales load.

(5)Annualized   expense   ratios   before  voluntary  waiver  of  fees  and/or
reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the years ended June 30, 1994 were 1.09%.

(6)  Annualized.

(7)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Class B Shares

                                                                  ______________________________________________________________

                                                            Six Months Ended                 Period Ended

                                                            December 31, 1998          Year Ended June 30,          June 30,
                                                                                     __________________________

PER SHARE DATA:                                                (Unaudited)         1998       1997       1996         1995(1)
                                                               __________        ______     ______     ______       ______
   Net asset value, beginning of period  . . . . . .             $12.31          $12.12     $11.89     $11.82       $11.32
                                                                _______          ______     ______     ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .                .22             .46        .48        .48          .24

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .                .17             .25        .26        .07          .50
                                                                _______          ______     ______     ______       ______

   Total from Investment Operations  . . . . . . . .                .39             .71        .74        .55          .74
                                                                _______          ______     ______     ______       ______

   Distributions:

   Dividends from investment income--net . . . . . .               (.22)           (.46)      (.48)      (.48)       (.24)

   Dividends from net realized gain on investments . .             (.01)           (.06)      (.03)        --          --

                                                                _______          ______     ______     ______       ______

   Total Distributions . . . . . . . . . . . . . . .               (.23)           (.52)      (.51)      (.48)        (.24)

                                                                _______          ______     ______     ______       ______

   Net asset value, end of period  . . . . . . . . .             $12.47          $12.31     $12.12     $11.89       $11.82
                                                                _______          ______     ______     ______       ______

                                                                _______          ______     ______     ______       ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . .               6.31%(3)        5.89%      6.38%      4.71%        6.59%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .               1.32%(3)        1.27%      1.25%      1.25%        1.25%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .               3.46%(3)        3.68%      4.01%      3.98%        4.09%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . .               6.38%(4)       14.62%     30.50%     55.07%       61.00%

   Net Assets, end of period (000's Omitted) . . . .             $3,098          $1,240       $551       $500          $85

-----------------------------

(1)  The Fund commenced selling Class B shares on December 28, 1994.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Class C Shares
                                                                 ______________________________________________________________

                                                             Six Months Ended                                     Period Ended

                                                            December 31, 1998          Year Ended June 30,          June 30,

                                                                                   __________________________

PER SHARE DATA:                                                (Unaudited)         1998      1997       1996         1995(1)
                                                               __________        ______     ______     ______       ______
   Net asset value, beginning of period  . . . . . .             $12.34          $12.14     $11.90     $11.82       $11.32
                                                                _______          ______     ______     ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .               .22              .46        .49        .48          .24

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .               .18              .26        .27        .08          .50
                                                                _______          ______     ______     ______       ______

   Total from Investment Operations  . . . . . . . .               .40              .72        .76        .56          .74
                                                                _______          ______     ______     ______       ______

   Distributions:

   Dividends from investment income--net . . . . . .               (.22)           (.46)      (.49)      (.48)        (.24)

   Dividends from net realized gain on investments . .             (.01)           (.06)      (.03)        --           --
                                                                _______          ______     ______     ______       ______

   Total Distributions . . . . . . . . . . . . . . .               (.23)           (.52)      (.52)      (.48)        (.24)
                                                                _______          ______     ______     ______       ______

   Net asset value, end of period  . . . . . . . . .             $12.51          $12.34     $12.14     $11.90       $11.82
                                                                _______          ______     ______     ______       ______
                                                                _______          ______     ______     ______       ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . .               6.45%(3)        6.02%      6.50%(3)   4.81%        6.59%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .               1.30%(3)        1.27%      1.27%(3)   1.24%        1.25%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .               3.46%(3)        3.71%      4.17%(3)   4.00%        4.09%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . .               6.38%(4)       14.62%     30.50%(4   55.07%       61.00%

   Net Assets, end of period (000's Omitted) . . . .               $974            $209        $74       $150          $84
-----------------------------

(1)  The Fund commenced selling Class C shares on December 28, 1994.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Class R Shares
                                                               __________________________________________________________________

                                                        Six Months Ended

                                                       December 31, 1998                 Year Ended June 30,
                                                                                _____________________________________________

PER SHARE DATA:                                           (Unaudited)        1998       1997       1996     1995(1,2)  1994(1,2)
                                                          __________        ______     ______     ______     ______    ______
   Net asset value, beginning of period  . . . . . .       $12.31           $12.12     $11.89     $11.82     $11.66    $12.61
                                                           ______           ______     ______     ______     ______    ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .27               .55        .57        .57        .56       .58(3)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .         .17               .25        .26        .08        .19      (.43)
                                                           ______           ______     ______     ______     ______    ______

   Total from Investment Operations  . . . . . . . .         .44               .80        .83        .65        .75       .15
                                                           ______           ______     ______     ______     ______    ______

   Distributions:

   Dividends from investment income--net . . . . . .         (.27)            (.55)      (.57)      (.58)      (.56)     (.56)

   Dividends from net realized gain on investments . .       (.01)            (.06)      (.03)        --       (.03)     (.54)
                                                           ______           ______     ______     ______     ______    ______

   Total Distributions . . . . . . . . . . . . . . .         (.28)            (.61)      (.60)      (.58)      (.59)    (1.10)
                                                           ______           ______     ______     ______     ______    ______

   Net asset value, end of period  . . . . . . . . .       $12.47           $12.31     $12.12     $11.89     $11.82    $11.66
                                                           ______           ______     ______     ______     ______    ______

                                                           ______           ______     ______     ______     ______    ______

TOTAL INVESTMENT RETURN(4) . . . . . . . . . . . . .         7.08%(5)         6.69%      7.17%      5.51%      6.64%     1.08%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .          .59%(5)          .52%       .50%       .50%       .50%      .50%(7)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .         4.25%(5)         4.47%      4.77%      4.77%      4.84%     4.69%

   Portfolio Turnover Rate . . . . . . . . . . . . .         6.38%(6)        14.62%     30.50%     55.07%     61.00%    57.00%

   Net Assets, end of period (000's Omitted) . . . .          $65,986       $43,018    $25,741    $17,870    $16,727   $12,581
------------------------

(1)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund' s investment manager. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser.

(2)Effective April 4, 1994 the Investment Class was redesignated the Trust shares. Effective October 17, 1994 Trust shares were redesignated Class R shares. The table above is based upon an Investment share outstanding from February 1, 1993 to April 3, 1994 and a Trust share outstanding from April 4, 1994 to October 16, 1994.

(3)Net investment income before waiver of fees and/or reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the year ended June 30, 1994 were $.54.

(4)  Exclusive of sales load.

(5)  Annualized.

(6)  Not annualized.

(7) Annualized expense ratios before voluntary waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the year ended June 30, 1994 were .83%.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier Limited Term Municipal Fund (the "Fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the " Trust" ) which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering five series including the Fund. The Fund's investment objective is to maximize current income exempt from Federal income taxes consistent with the prudent risk of capital by investing in municipal securities which are of investment-grade quality and intermediate maturities. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   On September 15, 1998, the Board Members of the Trust approved, subject to approval by the shareholders of the Dreyfus Premier Limited Term Municipal Fund, an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the Dreyfus Premier Limited Term California Municipal Funds assets and liabilities to the Fund in a tax free exchange for shares of beneficial interest of the Fund, and the assumption by the Fund of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of Premier Limited Term California Municipal Fund on November 12, 1998, and was consummated after the close of business on November 12, 1998, at which time 531,135 Class A shares valued at $13.33 per share, 48,964 Class B shares valued at $13.33 per share, 10,268 Class C shares valued at $13.36 per share and 1,009,057 Class R shares valued at $13.32 per share, representing combined net assets of $21,310,517, (including $1,460,492 net unrealized appreciation on investments) were exchanged by Dreyfus Premier Limited Term California Municipal Fund for the respective number of Class A, Class B, Class C shares and Class R shares of the Fund

   On September 15, 1998, the Board Members of the Trust approved, subject to approval by the shareholders of the Dreyfus Premier Limited Term Municipal Fund, an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the Dreyfus Premier Limited Term New York Municipal Funds assets and liabilities to the Fund in a tax free exchange for shares of beneficial interest of the Fund, and the assumption by the Fund of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of Premier Limited Term New York Municipal Fund on November 12, 1998, and was consummated after the close of business on November 12, 1998, at which time 150,236 Class A shares valued at $12.95 per share, 20,425 Class B shares valued at $12.96 per share, 14,991 Class C shares valued at $12.98 per share and 414,870 Class R shares valued at $12.95 per share, representing combined net assets of $7,777,417, (including $390,164 net unrealized appreciation on investments) were exchanged by Dreyfus Premier Limited Term New York Municipal Fund for the respective number of Class A, Class B, Class C shares and Class R shares of the Fund.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (" CDSC") and distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

   Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. Actual results may differ from estimates.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

   (C) FINANCIAL FUTURES: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At December 31, 1998, there were no financial futures contracts outstanding.

   (D) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel) . Effective July 1, 1998, each director receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 . In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

   Prior to July 1, 1998 each director received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to the Dreyfus/Laurel Funds. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund) . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Directors.

   (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to
 . 25%  of  the value of its average daily net assets attributable to its Class A shares  to  compensate  the  Distributor  and  Dreyfus  Service  Corporation, an
affiliate   of  the  Manager,  for  shareholder  servicing  activities  and  the
Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C may pay the Distributor for distributing their shares at an aggregate annual rate of .50% of the value of the average daily net assets of Class B and Class C shares. Class B shares and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Class B shares and Class C shares pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended December 31, 1998, Class A,
Class   B  and  Class  C  shares  were  charged  $28,526,  $4,584  and  $1,233, respectively, pursuant to the Plan and Class B and Class C were charged $2,292 and $617, respectively, pursuant to the service plan.

   Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 1998, amounted to $44,769,637 and $4,626,685, respectively.

   At December 31, 1998, accumulated net unrealized appreciation on investments was $5,104,960, consisting of $5,121,339 gross unrealized appreciation and $16,379 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.
DREYFUS PREMIER LIMITED TERM

MUNICIPAL FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         347/647SA9812

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                 LIMITED TERM

                                MUNICIPAL FUND
-------------------------------------------------------------------------------

                               DECEMBER 31, 1998

[reg.tm logo]

[Dreyfus lion/2hres logo]




YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance of the Dreyfus BASIC Massachusetts Municipal Money Market Fund for the six-month period ended December 31, 1998. Your Fund produced an annualized yield of 2.87% and, after taking into account the effect of compounding, the annualized effective yield was 2.91%.*

THE ECONOMY

  During the last six months of 1998, the main regions of the world had very different economic fundamentals. The U.S. continued to enjoy a strong economy near full employment, with unemployment only slightly above 4%. World economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the period moderated mainly by the American consumer's role as "spender of last resort."

  A main influence on the U.S. economy was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  During   the   second  half  of  1998,  international  economic  instability, highlighted by the Russian government defaulting on their debt and worsening conditions in Asia and South America, resulted in strong demand for United States Treasury securities. As a result of this turmoil and subdued inflation in the United States, the Federal Reserve lowered the Federal Funds rate three times in the last four months of 1998, from 5.50% to 4.75%. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans).
Accordingly,    interest    rates    in    general    declined.

  During the period, the yield on one-year tax-exempt securities ranged from a high of 3.45% to a low of 2.75%, declining overall by 60 basis points by the end of the reporting period to 2.85%. The yield on the one-year Treasury Note ended the reporting period at 4.62% compared to 5.38% as of June 30. Heavy investor demand was directly attributable to the high volatility in the financial markets. Assets in tax-exempt money funds rose by approximately $18 billion over the reporting period. Over the same period, new-issue supply in the tax-exempt note market declined because of the improved fiscal positions of most municipalities. Total issuance of new tax-exempt notes for 1998 was only $34 billion compared to $46 billion the previous year.

In the Commonwealth of Massachusetts, good economic growth and sound financial management led to credit rating upgrades by both Standard & Poor's and Fitch (from A+ to AA-) . Job growth continued to outpace that of the nation, unemployment was low, and wealth and income levels remained high. For the seventh consecutive year, fiscal 1998 ended with a surplus, this time more than $800 million. Fiscal 1998 tax collections were 9% above the 1997 level. Liquidity has improved, and the combined general fund and stabilization reserve fund balances currently total $1.2 billion, or 6% of revenues. Contributing further to the enhanced credit environment was a 1998 court ruling against a petition to eliminate tolls on the Massachusetts Turnpike.

  Some fiscal issues may bring adverse pressure on the Commonwealth's credit condition. Reductions in income and investment taxes, while positive from a competitive standpoint, will cost about $492 million annually. Additionally, there is uncertainty concerning the amount of federal funding for the $10.8 billion Central Artery/Tunnel Project. Furthermore, the Commonwealth has estimated that it will issue $5 billion in general obligation bonds over the next five years, which will push its already high debt to levels at or near the highest in the nation. Nevertheless, we believe that economic and fiscal fundamentals remain strong for continued stability.

  The average portfolio maturity of the Fund was extended slightly over the reporting period to help protect the Fund from declining yields. The weighted-average maturity of the Fund was 51 days at year-end compared to 46 days as of June 30.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope that you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,



               [John Flahive signature]


               John Flahive

               Portfolio Manager

January 15, 1999

New York, NY

*Annualized  effective  yield  is  based  upon  dividends  declared  daily  and
reinvested    monthly.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments--99.9%                                                                       Amount            Value
-------------------------------------------------------                                          _____________     ____________
Amherst-Pelham Regional School District 5%, 5/15/99 (Insured; AMBAC) . . . . . . . . . . .     $    1,107,000    $    1,111,938

City of Boston, Revenue 5.25%, Series A, 10/1/99 (Insured; MBIA) . . . . . . . . . . . . .            100,000           101,488

Boston Water and Sewer Commission, Revenue, VRDN

  3.70%, Series A (LOC; State Street Bank and Trust Co.) (a) . . . . . . . . . . . . . . .          4,580,000         4,580,000

Town of Brookline, BAN 4%, 6/4/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,001,219

Town of Cambridge 4.30%, 8/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,004,240

Town of Gloucester, BAN 4%, 8/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,001,993

Town of Holyoke, Refunding, PCR, VRDN

  (Holyoke Water Power Project) 3.70% (LOC; Union Bank of Switzerland) (a) . . . . . . . .          1,360,000         1,360,000

Town of Hopkinton, Revenue 6%, 9/1/99 (Insured; FGIC). . . . . . . . . . . . . . . . . . .            725,000           735,798

Town of Malden, Revenue 4%, 10/1/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . .          1,565,000         1,575,837

Town of Marlborough, Revenue 5.50% 1/15/99 (Insured; FSA). . . . . . . . . . . . . . . . .            790,000           790,530

Massachusetts Bay Transportation Authority, CP:

  3%, Series C, 2/11/99 (LOC; Westdeutsche Landesbank) . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

  3.05%, Series C, 1/20/99 (LOC; Westdeutsche Landesbank)  . . . . . . . . . . . . . . . .          2,300,000         2,300,000

  3.20%, Series C, 1/28/99 (LOC; Westdeutsche Landesbank)  . . . . . . . . . . . . . . . .            900,000           900,000

Commonwealth of Massachusetts:

 Refunding:

    5.50%, Series A, 7/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000           604,907

    VRDN:

       3.90%, Series A (LOC; Commerzbank) (a)  . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

       3.90%, Series B (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . . . .          1,500,000         1,500,000

       4%, Series B (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . .          4,200,000         4,200,000

  (Consolated Loan):

    Prerefunded:

       7%, Series A, 2/1/99 (Escrowed in; U.S. Government Securities and
         Guaranteed by; Commonwealth of Massachusetts) . . . . . . . . . . . . . . . . . .          1,250,000         1,253,503

       7%, Series C, 6/1/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . .          1,750,000         1,813,147

    Revenue:

       3.60%, Series A, 1/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

       7%, Series A, 3/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,005,455

Massachusetts Health and Educational Facilities Authority, Revenue:

 CP:

    (Boston University) 3%, Series H, 8/25/99 (LOC; Landesbank Hessen) . . . . . . . . . .          5,000,000         5,000,000

    (Harvard University):

       3.05%, Series L, 1/22/99 (Guaranteed by; Harvard University)  . . . . . . . . . . .          2,690,000         2,690,000

       2.95%, Series L, 2/8/99 (Guaranteed by; Harvard University) . . . . . . . . . . . .          1,300,000         1,300,000

  Revenue:

    (Harvard Pilgrim Health) 4.25%, Series A, 7/1/99 (Insured; FSA)  . . . . . . . . . . .          1,000,000         1,003,125

  VRDN:

    (Amherst College):

       3.90%, Series F (Guaranteed by; Amherst College) (a)  . . . . . . . . . . . . . . .          1,800,000         1,800,000

       4.08%, Series C (Guaranteed by; Amherst College and LOC; Merrill Lynch and Co.) (a) . .      1,460,000         1,460,000

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount            Value
-------------------------------------------------------                                          _____________     ____________

Massachusetts Health and Educational Facilities Authority, Revenue (continued):

   (Capital Asset Program):

       3.60%, Series A (LOC; First National Bank of Chicago) (a) . . . . . . . . . . . . .     $    1,000,000    $    1,000,000

       4.60%, Series C (Insured; MBIA and SBPA; Credit Suisse) (a) . . . . . . . . . . . .          1,100,000         1,100,000

       5%, Series E (LOC; First Chicago Corp.) (a) . . . . . . . . . . . . . . . . . . . .          2,300,000         2,300,000

       5%, Series D (Insured; MBIA and SBPA; Credit Suisse) (a)  . . . . . . . . . . . . .          2,400,000         2,400,000

    (Falmouth Assistance For Living) 3.85%, Series A (LOC; Bank of Boston) (a) . . . . . .          4,900,000         4,900,000

    (Hallmark Health Systems) 3.85%, Series B (Insured; FSA and LOC; Fleet Bank) (a) . . .          3,000,000         3,000,000

    (Harvard University):

       3.95%, Series Q (Guaranteed by; Harvard University) (a) . . . . . . . . . . . . . .            100,000           100,000

       3.95%, Series I (Guaranteed by; Harvard University) (a) . . . . . . . . . . . . . .          3,485,000         3,485,000

       3.95%, Series I (Guaranteed by; Harvard University) (a) . . . . . . . . . . . . . .          1,850,000         1,850,000

    (Partners Healthcare Systems) 4%, Series P-2 (Insured; FSA and SBPA;
    Bayerische landesbank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,400         3,400,000

    (Wellesley College) 3.85%, Series B (Guaranteed by; Wellesley College) (a) . . . . . .          4,015,000         4,015,000

    (Williams College) 3.70%, Series E (Guaranteed by; Williams College) (a) . . . . . . .          2,995,000         2,995,000

Massachusetts Finance Agency, Housing Revenue, VRDN:

  4.11% (Insured; AMBAC and LOC; Merrill Lynch and Co.) (a)  . . . . . . . . . . . . . . .          1,415,000         1,415,000

  Refunding:

    3.80%, Series A (LOC; Federal National Management Association) (a) . . . . . . . . . .              3,000         3,000,000

    (Harbor Point) 3.80%, Series A (Insured; GNMA and SBPA; Republic National Bank) (a)  .              4,800         4,800,000

Massachusetts Industrial Finance Agency:

 Industrial Revenue, VRDN, Refunding

    (Quamco Inc.) 3.90%, Series A (LOC; Bank of Nova Scotia) (a) . . . . . . . . . . . . .          1,840,000         1,840,000

  PCR, VRDN (Holyoke Water Power Co.):

    3.75% (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . .          4,600,000         4,600,000

    Refunding 3.70%, Series A (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . .          2,007,000         2,007,000

  Prerefunded (College of Holy Cross)

    7%, 7/1/99 (Escrowed in; U.S. Government Securities) . . . . . . . . . . . . . . . . .          2,000,000         2,058,814

  Revenue:

    (Springfield College Project) 7.80%, 10/1/99 (Escrowed in; U.S. Government Securities) . .      1,100,000         1,168,049

    (Tufts University) 3.80%, Series H, 2/15/99  . . . . . . . . . . . . . . . . . . . . .            500,000           499,978

    VRDN:

       (Eastern Nazarene College) 3.90% (LOC; State Street Bank and Trust Co.) (a) . . . .          1,000,000         1,000,000

       (Goddard House) 3.85% (LOC; Fleet Bank) (a) . . . . . . . . . . . . . . . . . . . .          1,765,000         1,765,000

       (Gordon College) 3.90% (LOC; State Street Bank and Trust Co.) (a)   . . . . . . . .          2,000,000         2,000,000

       (Heritage At Dartmouth) 3.95% (LOC; Bank of Boston) (a) . . . . . . . . . . . . . .          1,500,000         1,500,000

       (Milton Academy) 3.80% (Liquidity; Fleet Bank and Insured; MBIA) (a)  . . . . . . .          1,100,000         1,100,000

       (Mount IDA College) 3.90% (LOC; Credit Local de France) (a) . . . . . . . . . . . .          1,900,000         1,900,000

       Refunding (Showa Womens Institute) 5% (LOC; Lloyds Bank) (a)  . . . . . . . . . . .          6,430,000         6,430,000

       (Society for the Prevention of Cruelty) 3.65% (LOC; Fleet Bank) (a) . . . . . . . .          1,000,000         1,000,000

Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue, VRDN

  3.90%, Series C (BPA; Credit Suisse and Insured; MBIA) (a) . . . . . . . . . . . . . . .          2,000,000         2,000,000

Massachusetts Port Authority, Revenue:

  4.50%, Series A, 7/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           100,618

  CP, 3.20%, Series B, 1/13/99 (LOC; Westdeutsche Landesbank)  . . . . . . . . . . . . . .          1,000,000         1,000,000

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount            Value
-------------------------------------------------------                                          _____________     ____________

Massachusetts Turnpike Authority, Revenue

  5%, Series A, 6/1/99 (LOC; Massachusetts State)  . . . . . . . . . . . . . . . . . . . .     $    2,205,000    $    2,222,993

Massachusetts Water Resource Authority:

 CP:

    3.10%, 2/19/99 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

    3.05%, 1/20/99 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . . . .            500,000           500,000

    3.10%, 2/16/99 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . . . .          6,500,000         6,500,000

  VRDN 3.65%, Series A (Insured; AMBAC and SBPA; Bank of Nova Scotia) (a)  . . . . . . . .          1,000,000         1,000,000

Town of Newton, Revenue 4.50%, 3/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . .            350,000           350,613

Town of North Attleborough, Revenue 4.25%, 3/1/99 (Insured; AMBAC) . . . . . . . . . . . .          1,010,000         1,010,905

Town of Norton, Revenue 4.10, 10/1/998 (Insured; FGIC) . . . . . . . . . . . . . . . . . .          1,295,000         1,301,606

Town of Stoughton, Revenue 5.85%, 2/15/99 (Insured; MBIA). . . . . . . . . . . . . . . . .          1,215,000         1,218,281

Town of Somerville, Revenue 4%, 6/15/99 (Insured; MBIA). . . . . . . . . . . . . . . . . .            250,000           250,270

Town of Springfield, Revenue 4.25%, 11/15/99 (Insured; FSA). . . . . . . . . . . . . . . .          1,810,000         1,827,698

Town of Webster, Revenue 5.90%, 9/1/99 (Insured; AMBAC). . . . . . . . . . . . . . . . . .            250,000           254,371

Town of Weymouth, Revenue 5%, 11/1/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . .              1,137         1,155,514
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $140,414,772). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.9%      $140,414,890
                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .1%   $       189,663
                                                                                                      _______     _____________

NET ASSETS.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $140,604,553
                                                                                                      _______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

BAN         Bond Anticipation Notes                                 MBIA        Municipal Bond Investors Assurance

BPA         Bond Purchase Agreement                                                Insurance Corporation

CP          Commercial Paper                                        PCR         Pollution Control Revenue

FGIC        Financial Guaranty Insurance Company                    SBPA        Standby Bond Purchase Agreement

FSA         Financial Security Assurance                            VRDN        Variable Rate Demand Notes

GNMA        Government National Mortgage Association

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          _________________              ___________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                    83.0%

AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                          17.0%
                                                                                                       _______

                                                                                                        100.0%
                                                                                                       _______

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand. Variable interest rate-subject to periodic change.

(b)Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $140,414,772      $140,414,890

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              814,749

                                                                                                                  _____________

                                                                                                                    141,229,639

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               38,278

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              586,121

                                 Interest payable--Note 3  . . . . . . . . . . . . . . . .                                  687

                                                                                                                  _____________

                                                                                                                        625,086

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $140,604,553

                                                                                                                  _____________


REPRESENTED BY:

                                 Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $140,608,662

                                 Accumulated net realized gain (loss) on investments . . .                               (4,227)

                                 Accumulated net unrealized appreciation (depreciation)
                                   of investments  . . . . . . . . . . . . . . . . . . . .                                  118

                                                                                                                   _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $140,604,553
                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . . . . . . . . . .                          140,613,610

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00
                                                                                                                        _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $2,096,953

EXPENSES:                        Management Fee--Note 2(a) . . . . . . . . . . . . . . . .        $   284,095

                                 Interest expenses--Note 3 . . . . . . . . . . . . . . . .              2,793

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              286,888

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,810,065

NET UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . .                                   90

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $1,810,155

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS         SIX MONTHS ENDED DECEMBER 31, 1998


                                                                                           Six Months Ended

                                                                                           December 31, 1998    Year Ended

                                                                                               (Unaudited)     June 30, 1998
                                                                                            _________________ _________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    1,810,065  $    3,714,092

  Net unrealized appreciation (depreciation) of investments  . . . . . . . . . . . . .                    90              28

                                                                                               _____________   _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . .             1,810,155       3,714,120
                                                                                               _____________   _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,810,065)     (3,714,092)
                                                                                               _____________   _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .           155,050,966     288,336,710

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               743,425       1,359,573

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (126,583,732)   (268,566,912)
                                                                                               _____________   _____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . . .            29,210,659      21,129,371
                                                                                               _____________   _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . .            29,210,749      21,129,399

NET ASSETS

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           111,393,804      90,264,405
                                                                                               _____________   _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $140,604,553    $111,393,804
                                                                                               _____________   _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                        Six Months Ended

                                                       December 31, 1998                    Year Ended June 30,
                                                                                  _____________________________________________

PER SHARE DATA:                                           (Unaudited)        1998       1997      1996(1)    1995(2)   1994(3,4)

                                                           __________         ______     ______    ______     ______     ______
   Net asset value, beginning of period  . . . . . .        $  1.00          $  1.00    $  1.00   $  1.00    $  1.00    $  1.00
                                                             ______           ______     ______    ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .           .015             .031       .031      .033       .032       .019(5)
                                                             ______           ______     ______    ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .          (.015)           (.031)     (.031)    (.033)     (.032)     (.019)
                                                             ______           ______     ______    ______     ______     ______

   Net asset value, end of period  . . . . . . . . .        $  1.00          $  1.00    $  1.00   $  1.00    $  1.00    $  1.00
                                                             ______           ______     ______    ______     ______     ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           2.90%(6)         3.17%      3.12%     3.31%      3.25%      1.97%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .45%(6)          .47%       .37%      .35%       .35%       .56%(7)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .           2.87%(6)         3.15%      3.09%     3.24%      3.19%      1.94%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .            --               --         .09%      .02%       --          --

   Net Assets, end of period (000's Omitted) . . . .       $140,605         $111,394    $90,264   $52,317    $25,485     $19,830

------------------------

(1)Effective  May  8,  1996, the Fund's Investor class shares became shares of
Dreyfus   Massachusetts   Municipal  Money  Market  Fund,  the  Funds   Class  R
designation was eliminated and the Fund became a single class Fund.

(2)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(3) Effective April 4, 1994, the Investment Class was reclassified as the Trust Shares. Effective October 17, 1994 Trust shares were redesignated as Class R shares. The above is based upon an Investment Class share outstanding from July 1, 1993 to April 3, 1994 and a Trust share outstanding from April 4, 1994 to October 16, 1994.

(4)Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment Adviser. From April 4, 1994 through
October 16, 1994, Mellon Bank, N.A. served as the Fund's investment Manager.

(5)Net investment income per share before waiver of fees and/or reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the year ended June 30, 1994 was $.019.

(6)  Annualized.

(7)Annualized   expense   ratios   before  voluntary  waiver  of  fees  and/or
reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the year ended June 30, 1994 was .64%.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus BASIC Massachusetts Municipal Money Market Fund (the "Fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust" ) which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering five series including the Fund. The Fund' s investment objective is to provide a high level of current income exempt from Federal income taxes and Massachusetts personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality, short-term municipal securities. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings of credits $4,163 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) CONCENTRATION OF RISK: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (D) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $4,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 1998. If not applied, $1,000 of the carryover expires in fiscal 1999, $2,000 expires in fiscal 2000 and $1,000 expires in fiscal 2002. As a result of the expiration of a prior year capital loss carryover $7,000 was reclassified from accumulated net
realized    loss    to    additional    paid    in    capital.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Effective July 1, 1998, each trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 . In the event that there is a joint committee meeting of the Dreyfus/Laurels Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

   Prior to July 1, 1998, each director received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received and additional $25,000 per year. These fees pertained to the Dreyfus/Laurel Funds. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund). These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3--BANK LINE OF CREDIT:

The Fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings.

   The average daily amount of borrowings outstanding during the period ended December 31, 1998 was approximately $93,478 with a related weighted average annualized interest rate of 5.93%.

                     [This page intentionally left blank]

                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS BASIC MASSACHUSETTS

MUNICIPAL MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             715SA9812

BASIC Massachusetts

Municipal

Money Market Fund

Semi-Annual Report

December 31, 1998



YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance of the Dreyfus BASIC New York Municipal Money Market Fund for the six-month period ended December 31, 1998. Your Fund produced an annualized yield of 2.78% and, after taking into account the effect of compounding, the annualized effective yield was 2.81%.*

THE ECONOMY

  During the last six months of 1998, the main regions of the world had very different economic fundamentals. The U.S. continued to enjoy a strong economy near full employment, with unemployment only slightly above 4%. World economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the period, moderated mainly by the American consumer's role as "spender of last resort."

  A main influence on the U.S. economy was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO ACTIVITY

During the second half of 1998, international economic instability highlighted by the Russian government defaulting on their debt and worsening conditions in Asia and South America resulted in strong demand for United States Treasury securities. As a result of this turmoil and subdued inflation in the United States, the Federal Reserve lowered the Federal Funds rate three times in the last four months of 1998, from 5.50% to 4.75%. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) Accordingly, interest rates in general declined.

  During the period, the yield on one-year tax-exempt securities ranged from a high of 3.45% to a low of 2.75%, declining overall by 60 basis points by the end of the reporting period to 2.85%. The yield on the one-year Treasury Note ended the reporting period at 4.62% compared to 5.38% as of June 30. Heavy investor demand was directly attributable to the high volatility in the financial markets. Assets in tax-exempt money funds rose by approximately $18 billion over the reporting period. Over the same period, new-issue supply in the tax-exempt note market declined because of the improved fiscal positions of most municipalities. Total issuance of new tax-exempt notes for 1998 was only $34 billion compared to $46 billion the previous year.

  New York' s credit quality continued stable and was rated "A" by Moody's and Standard & Poor' s. While the state's economic recovery has been steady, it has lagged the nation in many respects. Employment growth has improved but was a tepid 1.9% . Due to increased retention efforts by the Pataki administration, many large employers who had been considering leaving the state remained. However, the job picture for non-FIRE (finance, insurance, real estate) firms is not overwhelming. So-called "FIRE jobs" continue to grow strongly, however. This employment sector represents 17% of state income, well above national averages. Unemployment rates are in the range of 5.8% versus 4.3% for the nation. Personal income growth, having lagged the nation in 1990-96, exceeded it in 1997 and should be at about the national average for 1998. Per capita income remained very high, at about 120% of the national average.

  There has been measurable balance sheet improvement for the state. Over the fiscal years 1996-98, the state recorded a cumulative surplus of $3.7 billion which eliminated the accumulated deficit. For fiscal 1999, General Fund spending is expected to rise 7%, well above increases in recent years. This new spending will be directed toward education, health and welfare, and state employee salary increases. We expect continued stability in New York's credit condition based on its steady economy and acceptable financial performance, despite the increased level of future spending.

  The average portfolio maturity of the Fund was extended slightly over the reporting period to help protect the Fund from declining yields. The weighted-average maturity of the Fund was 40 days at year-end compared to 38 days as of June 30.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope that you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,

               [John Flahive signature]

               John Flahive

               Portfolio Manager

January 15, 1999

New York, N.Y.

*Annualized  effective  yield  is  based  upon  dividends  declared  daily  and
reinvested    monthly.

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                 Principal
Tax Exempt Investments--99.2%                                                                     Amount             Value
-------------------------------------------------------                                         _____________     _____________

New York--98.9%

Albany Industrial Development Agency, IDR, VRDN (Newkirk Products Inc., Project
  4%, Series A (LOC; Fleet Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,620,000    $    1,620,000

Broome County Industrial Development Agency, IDR, Refunding, VRDN

  (Bing Realty Co. Project) 3.95% (LOC; Meridian Bank Corp.) (a) . . . . . . . . . . . . .          1,600,000         1,600,000

Chemung County Industrial Development Agency, Civic Facility Revenue, VRDN

  (Arnot Ogden Medical Center) 3.80% (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . .          2,530,000         2,530,000

Erie County Water Authority, Water Revenue, VRDN

  3.80%, Series A (Insured; AMBAC and SBPA; Union Bank of Switzerland) (a) . . . . . . . .          2,000,000         2,000,000

Great Neck North Water Authority, Water System Revenue, Refunding, VRDN

  4% Series A (Insured; FGIC and SBPA; FGIC) (a) . . . . . . . . . . . . . . . . . . . . .          8,600,000         8,600,000

Jefferson County Industrial Development Agency, IDR, VRDN (Watertown-Carthage
IV)

  3.15% (LOC; First National Bank of Chicago) (a)  . . . . . . . . . . . . . . . . . . . .            100,000           100,000

Long Island Power Authority, Electric System Revenue:

  CP 2.95%, Sub-Series 4, 2/11/99 (LOC: Bayerische Landesbank and
    Westdeutsche Landesbank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,000,000

  VRDN 4.85%, Sub-Series 6 (LOC: ABN-Amro Bank and Morgan Guaranty Trust Co.) (a)  . . . .            300,000           300,000

Metropolitan Transportation Authority, Transport Facility Revenue, CP

  3.10%, Sub-Series B, 1/15/99 (LOC; ABN-Amro Bank)  . . . . . . . . . . . . . . . . . . .          9,000,000         9,000,000

Monroe County, Public Improvement:

  4.20%, 6/1/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,450,000         1,457,104

  Refunding 4.35%, 6/1/99 (Insured; MBIA). . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,011,020

Montgomery Industrial Development Agency, IDR, VRDN (Service Merchandise Co.)

  3.50% (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . . . . . . .            200,000           200,000

Municipal Assistance Corporation:

  Refunding 5.50%, Series J, 7/1/99 (LOC; Municipal Assistance Corp.)  . . . . . . . . . .          3,000,000         3,029,829

  VRDN:

    3.80%, Series K-1 (LOC: Municipal Assistance Corp and Westdeutsche Landesbank) (a) . .         13,600,000        13,600,000

    4%, Series F, (Insured; AMBAC and LOC: Bank of Nova Scotia and

       National Westminster Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

Nassau County, General Improvement 4%, Series Y, 3/1/99 (Insured; FGIC). . . . . . . . . .          9,153,000         9,159,313

New York City:

 CP:

    3.05%, Series B-9, 1/7/99 (LOC; Chase Manhattan Bank)  . . . . . . . . . . . . . . . .          1,000,000         1,000,000

    3.10%, Series J-2, 1/7/99 (LOC; Commerz Bank)  . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

    3.20%, Series H-4, 1/11/99 (Insured; AMBAC and Liquidity Facility; Krediet Bank) . . .          8,500,000         8,500,000

    3.10%, Series B-9, 2/10/99 (LOC; Chase Manhattan Bank) . . . . . . . . . . . . . . . .          3,000,000         3,000,000

    3.10%, Series J-3, 2/10/99 LOC; Morgan Guaranty Trust Co.) . . . . . . . . . . . . . .          3,500,000         3,500,000

    2.90%, Series J-2, 2/11/99 (LOC; Commerz Bank) . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

    Refunding 2.90%, Series H-3, 2/11/99 (LOC; FSA and
       SBPA; State Street Bank and Trust Co.)  . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

  VRDN:

    4%, Sub-Series A-6 (LOC; Landesbank Hessen) (a)  . . . . . . . . . . . . . . . . . . .          2,530,000         2,530,000

    4.05%, Sub-Series F-2 (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . .          8,900,000         8,900,000

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                 Principal
Tax Exempt Investments (continued)                                                                Amount             Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York City Health and Hospital Corporation, Revenue, VRDN (Health Systems):

  3.90%, Series A (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . .      $  14,700,000     $  14,700,000

  3.80%, Series D (LOC; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . .         12,000,000        12,000,000

  3.95%, Series B (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . .          4,900,000         4,900,000

New York City Housing Development Corporation, VRDN:

  Mortgage Revenue (Columbus Apartments) 3.65%, Series A (LOC; FNMA) (a) . . . . . . . . .            200,000           200,000

  MFMR:

    (Columbus) 4%, Series A (LOC; Citibank) (a)  . . . . . . . . . . . . . . . . . . . . .            900,000           900,000

    (West 89th Street) 3.75%, Series A (LOC; Midland Bank) (a) . . . . . . . . . . . . . .         12,500,000        12,500,000

  Multi-Family Rental Housing Revenue:

    (Carnegie Park) 3.75%, Series A (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . .          2,200,000         2,200,000

    (Columbus Green) 3.75%, Series A (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . .          1,375,000         1,375,000

    (Monterey) 3.80%, Series A (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . .         12,700,000        12,700,000

New York City Municipal Water Finance Authority:

 CP:

   3.25% Series 5-A, 1/21/99 (LOC: Bayerische Landesbank, Landesbank Hessen and

       Westdeutsche Landesbank)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,000,000

    3%, Series 3, 2/26/99 (LOC: Bank of Nova Scotia, Commerez Bank and

       Toronto-Dominion Bank)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000         9,000,000

  Water and Sewer Systems Revenue, VRDN:

    5.10%, Series A (Insured; FGIC and SBPA; FGIC) (a) . . . . . . . . . . . . . . . . . .            100,000           100,000

    5.20%, Series C (Insured; FGIC and SBPA; FGIC) (a) . . . . . . . . . . . . . . . . . .          2,900,000         2,900,000

New York City Trust, Cultural Resource Revenue, VRDN:

 (Museum of Broadcasting)

    4% (LOC; Krediet Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           300,000

  Refunding (American Museum of National History)

    3.80%, Series A (Insured; MBIA and SBPA; Credit Suisse) (a)  . . . . . . . . . . . . .          3,800,000         3,800,000

New York State Dormitory Authority, Revenues:

 CP (Memorial Sloan Kettering)

    3.05%, Series D, 2/16/99 (LOC; Chase Manhattan Bank) . . . . . . . . . . . . . . . . .          4,395,000         4,395,000

  Refunding (Montefiore Medical Center)

    4.50%, 2/1/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,160,000         3,162,391

  VRDN:

    (Metropolitan Museum of Art):

       3.85%, Series A (Guaranty; Metropolitan Museum of Art) (a)  . . . . . . . . . . . .          3,100,000         3,100,000

       3.85%, Series B (Guaranty; Metropolitan Museum of Art) (a)  . . . . . . . . . . . .          1,760,000         1,760,000

    (New York Public Library)

       3.80%, Series B (LOC; Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . .          3,800,000         3,800,000

New York State Energy Research and Development Authority:

 PCR:

   (LILCO Project)

       3.58%, Series A, 3/1/99 (LOC; Deutsche Bank)  . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

    (New York State Electric and Gas):

       3.58%, Series A, 3/15/99 (LOC; Morgan Guaranty Trust Co.) . . . . . . . . . . . . .          2,000,000         2,000,000

       3.20%, Series B, 10/15/99 (LOC; Union Bank of Switzerland)  . . . . . . . . . . . .          3,250,000         3,250,000

       3%, Series D, 12/1/99 (LOC; Union Bank of Switzerland)  . . . . . . . . . . . . . .          7,000,000         7,000,000

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                 Principal
Tax Exempt Investments (continued)                                                                Amount             Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York State Energy Research and Development Authority (continued):

 VRDN:

   Gas Facilities Revenue (Brooklyn Union Gas Project):

       3.80%, Series A-2 (Insured; MBIA and SBPA; United Bank of Switzerland) (a)  . . . .     $    4,700,000    $    4,700,000

       4%, Series A-1 (Insured; MBIA and SBPA; United Bank of Switzerland) (a) . . . . . .          4,900,000         4,900,000

    PCR (Central Hudson Gas and Electric)

       4%, Series B (LOC; Deutsche Bank) (a) . . . . . . . . . . . . . . . . . . . . . . .          5,700,000         5,700,000

New York State Environmental Facilities Corporation, SWDR, CP

 (General Electric Co. Project):

    3%, Series A, 1/12/99 (LOC; General Electric Co.)  . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

    3%, Series A, 1/14/99 (LOC; General Electric Co.)  . . . . . . . . . . . . . . . . . .          8,150,000         8,150,000

    3.05%, Series A, 1/14/99 (LOC; General Electric Co.) . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

New York State Environmental Quality:

  3%, Series G, 12/8/99 (LOC; Westdeutsche Landesbank).  . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

  CP 3.20%, Series A, 1/13/99 (LOC: Bayerische Landesbank, Landesbank Hessen and

    Morgan Guaranty Trust Co.) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

New York State Housing Finance Agency, VRDN:

  HR (East 84th Street) 3.85%, Series A (LOC; Hypovereins Bank) (a)  . . . . . . . . . . .          4,600,000         4,600,000

  Revenue:

    (250 West 50th Street) 3.75%, Series A (LOC; Fleet Bank) (a) . . . . . . . . . . . . .          5,000,000         5,000,000

    (Normandie Court I Project) 4.10% (LOC; Landesbank Hessen) (a).  . . . . . . . . . . .            800,000           800,000

    (Service Contract Obligation) 3.90%, Series A (LOC; Commerz Bank) (a)  . . . . . . . .          6,000,000         6,000,000

New York State Job Development Authority, VRDN

 4%, Series A-1 Thru A-13 (Guaranty; New York State and SBPA: Bayerische
Landesbank

    and Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

New York State Local Governmental Assistance Corporation, VRDN:

  3.80%, Series F (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . . . . . .          4,500,000         4,500,000

  3.85%, Series B (LOC; Krediet Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          7,800,000         7,800,000

  3.95%, Series E (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . .          1,900,000         1,900,000

New York State Medical Care Facilities Finance Agency, Revenue:

 Prerefunded (Mental Health Improvement Services)

    7.29%, Services C, 8/15/99 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,150,508

  VRDN:

    (Lenox Hill Hospital)

       3.80%, Series A (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . . . . . . . . .            500,000           500,000

    (Pooled Equipment Loan Program II)

       3.90%, Series A (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Niagara Falls Bridge Commission, Toll Revenue, VRDN

  3.25%, Series A (Insured; FGIC and SBPA; Credit Locale de France) (a)  . . . . . . . . .          6,000,000         6,000,000

Onondaga County Industrial Development Agency, IDR, VRDN

 (First Republic Corp. American)

  3.80% (LOC; Chase Manhattan Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           300,000

Patchogue-Medford Union Free School District 4%, 6/26/99 . . . . . . . . . . . . . . . . .          3,200,000         3,206,357

Rensselaer County Industrial Development Agency, Civic Facility, Revenue, VRDN

  (Polytech Institute Project) 3.85%, Series A (LOC; Rennselaer Polytech Institute) (a)  .          4,400,000         4,400,000

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                 Principal
Tax Exempt Investments (continued)                                                                Amount             Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

Rochester, BAN:

  4%, Series I, 3/9/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    8,000,000    $    8,006,376

  3.10%, Series II, 10/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,004,772

Saint Lawrence Industrial Development Agency, Environment Improvement Revenue,
VRDN

  (Reynolds Metals Co. Project) 3.85% (LOC; Royal Bank of Canada) (a)  . . . . . . . . . .          1,200,000         1,200,000

Schenectady Industrial Development Agency, VRDN (Union College Project)

  3.85%, Series A (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,506,000         4,506,000

South Huntington Union Free School District, TAN 3.90%, 6/30/99. . . . . . . . . . . . . .          2,000,000         2,002,855

Triborough Bridge and Tunnel Authority, Revenue, Refunding, Prerefunded

 General Purpose:

    7%, Series P, 1/1/99 (Escrowed in; U.S. Government Securities) . . . . . . . . . . . .          1,000,000         1,015,000

    7.50%, Series O, 1/1/99 (Escrowed in; U.S. Government Securities)  . . . . . . . . . .          1,485,000         1,514,700

    7.70%, Series O, 1/1/99 (Escrowed in; U.S. Government Securities)  . . . . . . . . . .          2,500,000         2,537,500

Yonkers Industrial Development Agency, Civil Facility Revenue, VRDN

 (Consumers Union Facility)

  4% (Insured; AMBAC and SBPA; Credit Locale de France) (a)  . . . . . . . . . . . . . . .          3,500,000         3,500,000

U.S. Related--.3%

Commonwealth of Puerto Rico Highway and Transportation Authority, Transportation
Revenue

  VRDN 3.50%, Series A (Insured; AMBAC and SBPA; Bank of Nova Scotia) (a)  . . . . . . . .            900,000           900,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $337,473,725). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.2%      $337,473,725

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .8%    $    2,891,611
                                                                                                      _______     _____________

NET ASSETS.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $340,365,336
                                                                                                      _______     _____________

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND

-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

BAN         Bond Anticipation Notes                                                Insurance Corporation

CP          Commercial Paper                                        MFMR        Multi Family Mortgage Revenue

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

FNMA        Federal National Mortgage Association                   SBPA        Standby Bond Purchase Agreement

FSA         Financial Security Assurance                            SWDR        Solid Waste Disposal Revenue

HR          Hospital Revenue                                        TAN         Tan Anticipation Notes

IDR         Industrial Development Revenue                          VRDN        Variable Rate Demand Notes

LOC         Letter of Credit

Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          _________________              ___________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                     89.3%

AAA/AA ( b)                        Aaa/Aa (b)                        AAA/AA ( b)                           7.5

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         3.2
                                                                                                        _______

                                                                                                         100.0%
                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand. Variable interest rate--subject to periodic change.

(b)Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 1998 (UNAUDITED)

                                                                                                    Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $337,473,725      $337,473,725

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,136,808

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,887,365
                                                                                                                  _____________

                                                                                                                    340,497,898

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              131,799

                                 Interest payable--Note 3  . . . . . . . . . . . . . . . .                                  763
                                                                                                                  _____________

                                                                                                                        132,562
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $340,365,336
                                                                                                                  _____________

REPRESENTED BY:

                                 Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $340,365,346

                                 Accumulated net realized gain (loss) on investments . . .                                  (10)
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $340,365,336
                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . . . . . . . . . .                          340,365,346

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00
                                                                                                                         ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $5,620,500

EXPENSES:                        Management fee--Note 2  . . . . . . . . . . . . . . . . .        $   783,439

                                 Interest expense--Note 3  . . . . . . . . . . . . . . . .              5,096

                                                                                                   ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              788,535

                                                                                                                    ___________

INVESTMENT INCOME--NET, representing net increase in net assets
                                 resulting from operations . . . . . . . . . . . . . . . .                           $4,831,965

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended

                                                                                            December 31, 1998     Year Ended

                                                                                               (Unaudited)      June 30, 1998
                                                                                            __________________ __________________

OPERATIONS:

   Investment income-net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    4,831,965  $     9,857,281
                                                                                                _____________    _____________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income-net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,831,965)      (9,857,281)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .             ---                (1,034)
                                                                                                _____________    _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,831,965)      (9,858,315)
                                                                                                _____________    _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .          152,251,954      376,447,696

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,431,136        9,002,552

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (150,806,226)    (323,504,736)
                                                                                                _____________    _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . . .            5,876,864       61,945,512
                                                                                                _____________    _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . . . .            5,876,864       61,944,478

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          334,488,472      272,543,994
                                                                                                _____________    _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $340,365,336     $334,488,472
                                                                                                _____________    _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                        Six Months Ended                                          Period Ended   Period Ended

                                        December 31, 1998            Year Ended June 30             June 30,     November 30,

                                                                 __________________________________

PER SHARE DATA:                            (Unaudited)      1998       1997     1996(1)   1995(2)   1994(2)(4)      1993(2)

                                            __________       ______    ______    ______    ______     ______         ______

   Net asset value, beginning
       of period . . . . . . . . . .          $ 1.00         $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00         $ 1.00
                                              ______         ______    ______    ______    ______     ______         ______

   Investment Operations:

   Investment income--net  . . . . .            .014           .031      .031      .031      .029       .012           .021
                                              ______         ______    ______    ______    ______     ______         ______

   Distributions:

   Dividends from investment
       income--net . . . . . . . . .           (.014)         (.031)    (.031)    (.031)    (.029)     (.012)         (.021)
                                              ______         ______    ______    ______    ______     ______         ______

   Net asset value, end of period  .          $ 1.00         $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00         $ 1.00
                                              ______         ______    ______    ______    ______     ______         ______

TOTAL INVESTMENT RETURN. . . . . . .            2.80%(5)       3.14%     3.11%     3.14%     2.95%      1.23%          2.15%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses
       to average net assets . . . .             .45%(5)        .45%      .41%      .43%      .60%       .44%(5)        .31%

   Ratio of net investment income

       to average net assets . . . .            2.78%(5)       3.09%     3.08%     3.43%     2.97%      2.12%(5)       2.13%

   Decrease reflected in above
       expense ratios due to
       undertakings by the Manager .              --             --       .04%      .09%       --        .53%(5)        .98%

   Net Assets, end of period
       (000's Omitted) . . . . . . .        $340,365        $334,488  $272,544  $156,491   $21,739     $8,011         $9,356

------------------------

(1) Effective December 8, 1995, the Fund's Investor shares and Class R shares were eliminated and the Fund became a single class Fund without a class designation. The Financial Highlights for the fiscal year ended June 30, 1996 were calculated using the performance of an Investor share outstanding from July 1, 1995 to December 7, 1995, and the performance of a Fund share outstanding from December 8, 1995 to June 30, 1996.

(2) On February 1, 1993 exiting shares of the Fund were designated the Retail Class and the Fund began offering the Institutional Class and Investment Class of shares. Effective April 4, 1994 the Retail and Institutional Classes were reclassified as a single class of shares known as Investor shares and the Investment Class shares were reclassified as Trust Shares. Effective October 17, 1994 the Trust shares were reclassified as Class R shares. The Financial Highlights for the year ended June 30, 1995 are based upon an Investor share outstanding. The amounts shown for the period ended June 30, 1994 were calculated using the performance of a Retail share outstanding from December 1, 1993 to April 3, 1994, and the performance of an Investor share outstanding from April 4, 1994 to June 30, 1994. The Financial Highlights for the period ended November 30, 1993 are basd upon a Retail shares outstanding.

(3)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(4)The Fund changed its fiscal year end to June 30. Prior to this, the Fund's fiscal year was November 30. Prior to April 4, 1994, The Boston Company
Advisors, Inc. served as the Fund' s investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager.

(5)Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus BASIC New York Municipal Money Market Fund (the "Fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the " Trust" ) which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering five series including the Fund. The Fund' s investment objective is to provide a high level of current income exempt from Federal income taxes and New York State and New York City personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality, short-term municipal securities. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $1,057 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) CONCENTRATION OF RISK: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (D) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund' s allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Effective July 1, 1998, each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

   Prior to July 1, 1998, each trustee received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund) . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager were in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3--BANK LINE OF CREDIT:

The Fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings

   The average daily amount of borrowings outstanding during the period ended December 31, 1998 was approximately $176,600 with a related weighted average annualized interest rate of 5.72%.


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS BASIC NEW YORK

MUNICIPAL MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             316SA9812

BASIC New York

Municipal

Money Market Fund

Semi-Annual Report

December 31, 1998



YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance of the Dreyfus BASIC California Municipal Money Market Fund for the six-month period ended December 31, 1998. Your Fund produced an annualized yield of 2.66% and, after taking into account the effect of compounding, the annualized effective yield was 2.70%.*

THE ECONOMY

  During the last six months of 1998, the main regions of the world had very different economic fundamentals. The U.S. continued to enjoy a strong economy near full employment, with unemployment only slightly above 4%. World economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the period moderated mainly by the American consumer's role as "spender of last resort."

  A main influence on the U.S. economy was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO ACTIVITY

  During   the   second  half  of  1998,  international  economic  instability, highlighted by the Russian government defaulting on their debt and worsening conditions in Asia and South America, resulted in strong demand for United States Treasury securities. As a result of this turmoil and subdued inflation in the United States, the Federal Reserve lowered the Federal Funds rate three times in the last four months of 1998, from 5.50% to 4.75%. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.)
Accordingly,    interest    rates    in    general    declined.

  During the period, the yield on one-year tax-exempt securities ranged from a high of 3.45% to a low of 2.75%, declining overall by 60 basis points by the end of the reporting period to 2.85%. The yield on the one-year Treasury Note ended the reporting period at 4.62% compared to 5.38% as of June 30. Heavy investor demand was directly attributable to the high volatility in the financial markets. Assets in tax-exempt money funds rose by approximately $18 billion over the reporting period. Over the same period, new-issue supply in the tax-exempt note market declined because of the improved fiscal positions of most municipalities. Total issuance of new tax-exempt notes for 1998 was only $34 billion compared to $46 billion the previous year.

  California' s robust economic recovery has erased many financial problems created by the recession in the early 1990s. Economic growth continued to outpace the national average. This expansion is diversified and broad: virtually all industries and geographic regions participated. This has resulted in a much firmer financial position for the state. Yet, while 1998 saw the first positive fund balances in many years, the state still suffers from a structural imbalance of mandated expenses that exceed its limited taxing powers. This imbalance could curtail the current positive budgetary trends. Although rating agencies upgraded the credit quality of the state in 1998, future upgrades are unlikely due to the
structural    imbalance.

  The average portfolio maturity of the Fund was extended slightly over the reporting period to help protect the Fund from declining yields. The weighted average maturity of the Fund was 45 days at year-end compared to 38 days as of June 30.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope that you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,


               [John Flahive signature]


               John Flahive

               Portfolio Manager

January    15,    1999

New York, N.Y.

*Annualized  effective  yield  is  based  upon  dividends  declared  daily  and
reinvested    monthly.


DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments--99.9%                                                                       Amount            Value
-------------------------------------------------------                                         ______________    ______________

California--95.6%

Alameda-Contra Costa School Finance Authority, COP, VRDN

 (Capital Improvements Financing Project):
    3.70%, Series A (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . .    $       900,000   $       900,000

    3.70%, Series C (LOC; National Westminister Bank) (a)  . . . . . . . . . . . . . . . .          1,200,000         1,200,000

Alameda County, MFMR, Refunding, VRDN (Quail)

  3.55%, Series A (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           200,000

Alameda County Industrial Development Authority, Revenue, VRDN:

  (Dicon Fiberoptics Inc. Project) 4.10%, Series A (LOC; Wells Fargo Bank) (a).  . . . . .            525,000           525,000

  (Ply Properties Project) 4.10%, Series A (LOC; Wells Fargo Bank) (a) . . . . . . . . . .          5,150,000         5,150,000

  (Tool Family Partnership) 3.80%, Series A (LOC; Wells Fargo Bank) (a)  . . . . . . . . .            400,000           400,000

Alameda County Union School District, TRAN 4%, 6/30/99 . . . . . . . . . . . . . . . . . .          2,500,000         2,503,560

Anaheim Public Financing Authority, Revenue, (Anaheim Electric Utility Project)

  4%, 10/1/99 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,300,000         1,319,970

Azusa, MFHR, Refunding, VRDN (Pacific Glen Apartment Project)

  3.80%, (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,700,000         2,700,000

California Economic Development Finance Authority, IDR, VRDN:

  (Lion Enterprise Inc., Project) 3.70% (LOC; Bank of America) (a) . . . . . . . . . . . .          1,000,000         1,000,000

  (Volk Enterprises Inc., Project) 3.65% (LOC; Harris Trust and Savings Bank) (a)  . . . .            500,000           500,000

California Health Facilities Finance Authority, Revenue, Refunding, VRDN:

 (Catholic Health Care):

    3.60%, Series B (Insured; MBIA and SBPA; Morgan Guaranty Trust Co.) (a)  . . . . . . .            300,000           300,000

    3.60%, Series C (Insured: MBIA and Liquidity: Rabobank Nederland) (a)  . . . . . . . .          2,200,000         2,200,000

  (Pooled Loan Program)

    3.60%, Series B (Insured; FGIC) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           200,000

  (Scripps Hospital)

    3.80%, Series B (Insured; MBIA and LOC; Credit Locale de France) (a) . . . . . . . . .            500,000           500,000

  (Sutter / CHS)

    5.10%, Series C (Insured: FSA and SBPA; Rabobank Nederland) (a)  . . . . . . . . . . .          3,800,000         3,800,000

California Housing Finance Agency, Multi-Family, Revenue, Refunding, VRDN
(Hidden Hills)

  3.55%, Series C (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            450,000           450,000

California Pollution Control Financing Authority PCR:

 (Chervon USA Inc., Project):

    3.06%, 11/15/99 (LOC; Chevron USA Inc.)  . . . . . . . . . . . . . . . . . . . . . . .          1,185,000         1,187,526

    3.60%, 5/17/99 (LOC; Chevron USA Inc.) . . . . . . . . . . . . . . . . . . . . . . . .            700,000           700,000

    3.65%, 6/15/99 (LOC; Chevron USA Inc.) . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,100,239

  VRDN, Refunding (Pacific Gas and Electric)

    5%, Series C (LOC; Bank of America) (a)  . . . . . . . . . . . . . . . . . . . . . . .            500,000           500,000

California Statewide Communities Development Authority, Revenue, COP, VRDN:

 (Citrus Valley Health)

    4.80%, Series B (Insured: MBIA and SBPA, LOC; Bank of America) (a).  . . . . . . . . .          1,500,000         1,500,000

  (John Muir/ Mt. Diablo Health)

    4.80%, (Insured; AMBAC and Liquidity Facility; Rabobank Nederland) (a) . . . . . . . .          3,000,000           300,000

  MFHR (Sunrise of Moraga)

    4%, Series G (LOC; Commerzbank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .            755,000           755,000

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                  Amount            Value
-------------------------------------------------------                                         ______________    ______________

California (continued)

California Statewide Communities Development Authority, Revenue, COP, VRDN
(continued):

 (North California Retire Officers)

    5.05%, Series B (LOC; Dresdner Bank) (a) . . . . . . . . . . . . . . . . . . . . . . .     $    3,100,000    $    3,100,000

California Statewide Communities Development Corporation, Revenue, VRDN
(Johanson Project)

  3.90%, Series E (LOC; California State Teacher Retirement System) (a)  . . . . . . . . .            650,000           650,000

State of California:

 CP:

   2.85%, 2/23/99, Series B (LOC: Credit Suisse, Bayerische Bank,

       Landesbank, Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

    2.85%, 1/15/99, Series B (LOC: Credit Suisse, Bayerische Bank,

       Landesbank, Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

  (Veterans) 4.07%, Series BJ, 6/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,001,489

Contra Costa County Water District, CP

  3%,  Series A, 3/11/99 (LOC; Westdeutsche Landesbank)  . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

Contra Costa MFHR Authority, VRDN (Lakeshore)

  3.60%, Series A (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Eastern Municipal Water District, Water and Sewer Revenue, Refunding, COP, VRDN

  3.60%, Series B (Insured; FGIC and SBPA; Rabobank) (a) . . . . . . . . . . . . . . . . .            100,000           100,000

Foothill / Eastern Transportation Corridor Agency, VRDN:

  3.60%, Series C (LOC; Credit Suisse) (a) . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

  3.75%, Series B (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . .            200,000           200,000

Fremont, MFHR, VRDN

  3.70%, Series E (LOC: Bayerische Bank and Landesbank ) (a) . . . . . . . . . . . . . . .          3,140,000         3,140,000

Glendale, Revenue Reliance Development, VRDN (Public Parking)

  3.40% (LOC; Barclays Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,900,000         1,900,000

Guam Power Authority, Revenue, CP

  2.85%, 2/9/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,600,000         2,600,000

Imperial County, COP, VRDN (Capital Projects)

  3.80% (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

Irvine Improvement Act of 1915 Assessment District, VRDN (Oak Creek)

  5.10%, (LOC; Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . . . . . . . . .          2,400,000         2,400,000

Kern County, COP, VRDN (Kern Public Facilities Project):

  3.60%, Series D (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . .            300,000           300,000

  3.60%, Series A (LOC; Union Bank of Switzerland) (a).  . . . . . . . . . . . . . . . . .            200,000           200,000

Los Angeles, MFHR, VRDN (Masselin Manor)

  3.65% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            800,000           800,000

Los Angeles County, Pension Obligation, Refunding, VRDN

  3.70%, Series A (Insured; AMBAC and SBPA; National Westimister Bank) (a) . . . . . . . .          2,100,000         2,100,000

Los Angeles Metropolitan Transportation Authority, Revenue, CP

 2.90%, 1/15/99 (LOC: Bayerische Bank, Canadian Imperial Bank

  of Commerce and National Westminster Bank) . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Metropolitan Water District, CP

  2.75%, Series B, 3/9/99 (LOC; Westdeutsche Landesbank) . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                  Amount            Value
-------------------------------------------------------                                         ______________    ______________

California (continued)

Modesto, MFHR, Refunding, VRDN (Shadowbrook)

  3.60%, Series A (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . .     $    1,000,000    $    1,000,000

Monterey County Financing Authority, Revenue, VRDN (Reclamation and District
Project)

  3.70%, (LOC; Credit Local De France) (a) . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Moorpark, Multi-Family Revenue, Refunding, VRDN (LeClub Apartments Project)

  3.65%, Series A (LOC; Citibank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,500,000

Oakland, EDR, VRDN (Allen Temple Family Life)

  3.90%, Series A (Wells Fargo Bank) (a).  . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,100,000

Oakland Joint Powers Financing Authority, LR, VRDN

  3.90%, Series A-1 (Insured; FSA and LOC; Commerzbank) (a)  . . . . . . . . . . . . . . .          2,900,000         2,900,000

Orange County, VRDN:

 Apartment Development Revenue, Refunding (Pointe Niguel Project)

    4%, Series C (LOC; Wells Fargo Bank) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

  COP (Florence Crittendoc Services)

    3.80% (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . .            700,000           700,000

Otay Water District, COP, VRDN (Capital Project)

  3.90% (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           700,000

Oxnard School District, TRAN 3.90%, 8/19/99. . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,510,217

Pomona Public Finance Authority, Revenue, Refunding (Pomona Redevelopment
Project)

  4.41%, Series S, 2/1/99 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .            305,000           305,224

Riverside County Refunding Community Facility District 3.50%, 9/1/99 . . . . . . . . . . .          2,500,000         2,500,000

Rancho Water District Finance Authority, VRDN

  3.75%, Series A (Insured; FGIC) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Sacramento County, MFHR, VRDN (Smoketree)

  3.55% Series A (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,000           100,000

Sacramento Municipal Utility District, Electric Revenue, CP

  2.85%, 2/18/99 (LOC: Bayerische and Landesbank)..  . . . . . . . . . . . . . . . . . . .          1,400,000         1,400,000

San Diego County, MFHR, VRDN (Country Hills)

  3.55%, Series A (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            800,000           800,000

San Diego County Regional Transit Commission, TRAN

  6.20%, Series A, 4/1/99 (Escrowed In; U.S Government Securities) . . . . . . . . . . . .            900,000           906,974

San Francisco City and County Housing Authority, MFHR, VRDN (737 Post Project)

  3.70%, Series D (LOC; Banque Nationale de Paris) (a) . . . . . . . . . . . . . . . . . .            200,000           200,000

San Jose, MFHR, VRDN (Foxchase)

  3.60%, Series B (Insured; FGIC and Liquidity Facility; FGIC) (a) . . . . . . . . . . . .            200,000           200,000

Santa Clara Local Government Finance Authority, Revenue, Refunding

  7.10%, 2/1/99 (Escrowed In; U.S. Government Securities)  . . . . . . . . . . . . . . . .            250,000           255,741

Santa Clara County Housing Authority, MFHR, VRDN ( Foxchase Apartment)

  3.60% Series E (Insured; FGIC) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,600,000         2,600,000

Santa Clara County, TRAN 4.50%, 10/01/99 . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           505,446

San Marcos Public Facility Authority, Revenue (Civic Center / Mission)

  7.40%, 9/2/99 (Escrowed In; U.S. Government Securities)  . . . . . . . . . . . . . . . .          1,500,000         1,572,047

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            DECEMBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                  Amount            Value
-------------------------------------------------------                                         ______________    ______________

California (continued)

Stockton, MFHR, VRDN (Mariners Pointe Association)

  3.80%, Series A (LOC; Lasalle National Bank) (a) . . . . . . . . . . . . . . . . . . . .     $    2,700,000    $    2,700,000

Tustin Improvement Act of 1915 Reassessment District, VRDN

  5.10% (LOC; Kredietbank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,183,000         1,183,000

Upland, Apartment Development Revenue, Refunding, VRDN (Mountain Springs)

  3.80%, Series A (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Vallecitos Water District, Water Revenue, COP, VRDN (Twin Oaks Reservoir
Project)

  3.60% (LOC; Credit Locale de France) (a) . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,500,000

Yucaipa-Calimesa Joint Union School District, TRAN 4%, 6/30/99 . . . . . . . . . . . . . .          1,000,000         1,001,904

U.S. Related--4.3%

Commonwealth of Puerto Rico Highway and Transportation Authority,

 Transportation Revenue, VRDN

  3.50%, Series A (Insured; AMBAC and SBPA; Bank of Nova Scotia).(a) . . . . . . . . . . .          4,700,000         4,700,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $108,223,337). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.9%      $108,223,337

                                                                                                       ______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .1%  $         73,516
                                                                                                       ______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100%      $108,296,853
                                                                                                       ______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LR          Lease Revenue

COP         Certificate of Participation                            MBIA        Municipal Bond Insurance Association

CP          Commercial Paper                                                       Insurance Corporation

EDR         Economical Development Revenue                          MFHR        Multi-Family Housing Revenue

FGIC        Financial Guaranty Insurance Corporation                MFMR        Multi-Family Mortgage Revenue

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SBPA        Standby Bond Purchase Agreement

IDR         Industrial Development Revenue                          TRAN        Tax and Revenue Anticipation Notes

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Moody's                            or                   Standard & Poor's                           Percentage of Value
________                                                _________________                           ___________________
VMIG1/MIG1, P1                                          SP1+/SP1, A1+/A1                                 97.1%

Aaa/Aa (b)                                              AAA/AA (b)                                        2.9%

                                                                                                       _______

                                                                                                        100.0%

                                                                                                       _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand. Variable interest rate--subject to periodic change.

(b)Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 1998 (UNAUDITED)

                                                                                                    Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $108,223,337      $108,223,337

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              529,366

                                                                                                                  _____________

                                                                                                                    108,752,703

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               35,871

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              419,922

                                 Interest payable--Note 3  . . . . . . . . . . . . . . . .                                   57

                                                                                                                  _____________

                                                                                                                        455,850

                                                                                                                  _____________

NET ASSETS at value, represented by paid-in capital. . . . . . . . . . . . . . . . . . . .                         $108,296,853

                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . . . . . . . . . .                          108,296,853

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $1,661,270

EXPENSES:                        Management fee--Note 2  . . . . . . . . . . . . . . . . .       $    240,191

                                 Interest expense--Note 3  . . . . . . . . . . . . . . . .              3,256

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              243,447

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,417,823

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                                  137

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $1,417,960

                                                                                                                    ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                          December 31, 1998    Year Ended

                                                                                              (Unaudited)     June 30, 1998
                                                                                           _________________  ______________

OPERATIONS
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    1,417,823  $     2,750,679

  Net realized gain (loss) from investments  . . . . . . . . . . . . . . . . . . . .                   137           51,000

                                                                                             _____________    _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . .             1,417,960        2,801,679
                                                                                             _____________    _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,417,823)      (2,750,679)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (8,137)          (6,603)
                                                                                             _____________    _____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,425,960)      (2,757,282)
                                                                                             _____________    _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . .           146,930,447      190,718,170

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               884,454        2,010,317

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (139,771,862)    (173,091,554)
                                                                                             _____________    _____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . .             8,043,039       19,636,933
                                                                                             _____________    _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .             8,035,039       19,681,330
                                                                                             _____________    _____________

NET ASSETS

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           100,261,814       80,580,484
                                                                                             _____________    _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $108,296,853     $100,261,814
                                                                                             _____________    _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                        Six Months Ended                                          Period Ended    Year Ended

                                        December 31, 1998            Year Ended June 30             June 30,     November 30,
                                                               __________________________________

PER SHARE DATA:                            (Unaudited)       1998        1997      1996(1)   1995(2)    1994(3)(4)     1993(3)(5)
                                            __________      ______      ______     ______    ______     ______          ______

   Net asset value, beginning
       of period . . . . . . . . . .         $ 1.00         $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00          $ 1.00
                                             ______         ______      ______     ______    ______     ______          ______

   Investment Operations:

   Investment income--net  . . . . .           .013           .031        .031       .031      .031       .012            .023
                                             ______         ______      ______     ______    ______     ______          ______

   Distributions:

   Dividends from investment income--net      (.013)         (.031)      (.031)     (.031)    (.031)     (.012)          (.023)
                                             ______         ______      ______     ______    ______     ______          ______

   Net asset value, end of period  .         $ 1.00         $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00          $ 1.00
                                             ______         ______      ______     ______    ______     ______          ______

TOTAL INVESTMENT RETURN. . . . . . .           2.68%(6)       3.13%       3.11%      3.19%     3.10%      1.25%           2.41%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets      .46%(6)        .46%        .42%       .44%      .60%       .47%(6)         .32%

   Ratio of net investment income

   to average net assets . . . . . .           2.66%(6)       3.08%       3.09%      3.36%     3.07%      2.11%(6)        2.40%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager        --             --         .03%       .07%       --        .38%(6)         .76%

   Net Assets, end of period
       (000's Omitted) . . . . . . .        $108,297       $100,262     $80,580    $36,728   $15,538    $17,170         $15,490
------------------------

(1)Effective November 21, 1995, the Fund converted to a single Class Fund, with the existing Class R shares converted into Investor shares. The Financial Highlights for the fiscal year ended June 30, 1996 were calculated using the performance of an Investor share outstanding from July 1, 1995 to November 19, 1995, and the performance of a Fund share outstanding from November 20, 1995 to June 30, 1996.

(2)Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(3) On February 1, 1993 existing shares of the Fund were designated the Retail Class and the Fund began offering the Institutional Class and Investment Class of shares. Effective April 4, 1994 the Retail and Institutional Classes were reclassified as a single class of shares known as the Investor shares and Investment Class shares were redesignated as Trust shares. Effective October 17, 1994, the Trust shares were reclassified as Class R shares. The Financial Highlights for the year ended June 30, 1995 are based upon an investor share outstanding. The amounts shown for the period ended June 30, 1994 were calculated using the performance of a Retail share outstanding from December 1, 1993 to April 3, 1994, and the performance of an Investor share outstanding from April 4, 1994 to June 30, 1994. The Financial Highlights for the year ended November 30, 1993 and prior periods are based upon a Retail share outstanding.

(4)The Fund changed its fiscal year end to June 30. Prior to this, the Fund's fiscal year end was November 30. Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund' s investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A., served as the Fund's investment manager.

(5)The per share amount has been calculated using the monthly average shares method, which more appropriately presents per share data for the period since use of the undistributed net investment income method did not accord with results of operations.

(6)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus BASIC California Municipal Money Market Fund (the "Fund") is a separate non-diversified series of the Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust" ) which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering five series including the Fund. The Fund's investment objective is to provide a high level of current income exempt from Federal and State of California personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality, short-term municipal securities. The Dreyfus Corporation (the " Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares.

   The  Fund' s  financial  statements are prepared in accordance with generally
accepted   accounting  principles  which  may  require  the  use  of  management estimates. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement the Fund received net earnings credits of $5,341 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Concentration of risk: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

pay  the Manager a fee, calculated daily and paid monthly, at the annual rate of
 . 45% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Effective July 1, 1998, each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts)
 . In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

   Prior to July 1, 1998 each director received $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional annual fee of $25,000 per year. These fees pertained to the Dreyfus/Laurel Funds. (The $1,000 attendance fee and reimbursement of meeting expenses were also borne pro rata by Dreyfus High Yield Strategies Fund) . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings.

   The average daily amount of borrowings outstanding during the period ended December 31, 1998 was approximately $110,000, with a related weighted average annualized interest rate of 5.85%.

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                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS

BASIC CALIFORNIA

MUNICIPAL MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940









Printed in U.S.A.                                             307SA9812

BASIC California

Municipal Money

Market Fund

Semi-Annual Report

December 31, 1998